United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Quarter ended 10/31/08

Item 1.                      Schedule of Investments

Automated Cash Management Trust

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--1.3%
		Finance - Automotive--1.1%
$1,532,317	1	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$1,532,317
3,317,985		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	3,317,985
1,518,104		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	1,518,104
14,197,612	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	14,197,612
2,974,084	1,2	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	2,974,084
12,538,286		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	12,538,286
1,369,459		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	1,369,459
3,611,962		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	3,611,962
		TOTAL	41,059,809
		Finance - Equipment--0.2%
7,551,194		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	7,551,194
		TOTAL ASSET-BACKED SECURITIES	48,611,003
		CERTIFICATES OF DEPOSIT--20.6%
		Finance - Banking--20.6%
40,000,000		Banco Santander, S.A., 3.100%, 1/9/2009	40,000,000
5,000,000		Bank of Montreal, 3.650%, 6/15/2009	5,000,000
55,000,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	55,000,000
60,000,000		Calyon, Paris, 3.130% - 3.150%, 1/12/2009 - 3/9/2009	60,000,000
45,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	45,000,000
25,000,000		Compass Bank, Birmingham, 2.760%, 11/14/2008	25,000,000
25,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	25,000,000
25,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	25,000,000
120,000,000		DePfa Bank PLC, 2.830% - 3.150%, 11/13/2008 - 1/9/2009	120,000,000
65,000,000		Fifth Third Bank, Cincinnati, 2.900% - 3.200%, 12/9/2008 - 2/23/2009	65,000,000
30,000,000		Mizuho Corporate Bank Ltd., 2.840%, 11/24/2008	30,000,000
40,000,000		Natixis, 2.940%, 11/21/2008	40,000,000
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	25,000,000
30,000,000		SunTrust Bank, 3.170%, 2/24/2009	30,000,000
90,000,000		UBS AG, 2.870%, 11/5/2008	90,000,000
40,000,000		Union Bank of California, N.A., 2.850%, 12/15/2008	40,000,000
30,000,000		Wachovia Bank N.A., 3.180%, 12/22/2008	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	750,000,000
		COLLATERALIZED LOAN AGREEMENTS--3.3%
		Finance - Banking--3.3%
25,000,000		BNP Paribas Securities Corp., 1.200%, 11/3/2008	25,000,000
75,000,000		Barclays Capital, Inc., 1.250%, 11/3/2008	75,000,000
20,000,000		Greenwich Capital Markets, Inc., 3.200%, 1/6/2009	20,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	120,000,000
		COMMERCIAL PAPER --32.2%3
		Finance - Automotive--4.5%
5,000,000		DRAC LLC, (A1+/P1 Series), 2.500%, 11/3/2008	4,999,306
160,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.230% - 5.000%, 12/15/2008 - 1/23/2009	158,735,969
		TOTAL	163,735,275
		Finance - Banking--8.2%
45,000,000	1,2	Bank of Ireland, 3.110%, 2/23/2009	44,556,825
50,000,000		Dexia Delaware LLC, 2.830%, 11/17/2008	49,937,111
75,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.080% - 3.100%, 1/22/2009 - 2/20/2009	74,410,264
75,000,000	1,2	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.8750%, 1/12/2009	74,287,500
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	24,967,722
30,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.825%, 12/1/2008	29,929,375
		TOTAL	298,088,797
		Finance – Commercial --7.9%
125,000,000	1,2	Edison Asset Securitization LLC, 3.250% - 4.250%, 11/24/2008 - 1/15/2009	124,232,118
115,000,000	1,2	Fairway Finance Co. LLC, 2.810% - 4.500%, 11/17/2008 - 1/16/2009	114,209,178
30,000,000	1,2	Tulip Funding Corp., 4.500%, 1/13/2009	29,723,208
20,000,000	1,2	Versailles Commercial Paper LLC, 3.050%, 11/4/2008	19,994,917
		TOTAL	288,159,421
		Finance - Retail--11.6%
110,000,000	1,2	Alpine Securitization Corp., 4.250% - 4.500%, 1/5/2009 - 1/16/2009	109,097,778
60,000,000	1,2	Amsterdam Funding Corp., 2.950%, 1/9/2009	59,660,750
75,511,000	1,2	Barton Capital LLC, 2.770% - 4.200%, 11/3/2008 - 1/5/2009	75,185,818
50,000,000	1,2	Enterprise Funding Co. LLC, 2.780%, 11/18/2008 - 11/19/2008	49,933,589
5,000,000	1,2	Salisbury Receivables Company LLC, 4.400%, 1/16/2009	4,953,555
75,000,000	1,2	Sheffield Receivables Corp., 3.750%, 1/13/2009	74,429,687
50,000,000	1,2	Yorktown Capital LLC, 2.710%, 12/12/2008	49,845,681
		TOTAL	423,106,858
		TOTAL COMMERCIAL PAPER	1,173,090,351
		CORPORATE NOTE--0.6%
		Finance - Banking--0.6%
20,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	20,358,354
		NOTES – VARIABLE –24.9%4
		Electrical Equipment--0.4%
15,020,189		Northwest Airlines, Inc., (GTD by General Electric Co.), 6.750%, 11/3/2008	15,020,189
		Finance - Banking--19.4%
4,370,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,370,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.120, 11/6/2008	400,000
3,395,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,395,000
10,000,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 5.000%, 11/6/2008	10,000,000
7,800,000		American Municipal Power-Ohio, Inc., (Series 2008B), (Key Bank, N.A. LOC), 5.000%, 11/6/2008	7,800,000
14,000,000	1,2	Australia & New Zealand Banking Group, Melbourne, 3.214%, 12/5/2008	14,000,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 3.037%, 12/10/2008	20,000,000
85,000,000		Bank of Ireland, 2.865% - 4.258%, 12/8/2008 - 1/22/2009	85,000,000
60,000,000		Bank of Montreal, 3.184% - 3.296%, 11/14/2008 – 12/18/2008	60,000,000
25,000,000	1,2	Bank of Montreal, 4.545%, 11/5/2008	25,000,000
4,600,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 4.000%, 11/5/2008	4,600,000
20,000,000	1	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	20,000,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank of California, N.A. LOC), 4.050%, 11/6/2008	8,235,000
40,000,000		Calyon, Paris, 3.068%, 12/11/2008	40,000,000
273,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	273,000
696,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 11/6/2008	696,000
1,378,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	1,378,000
9,735,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	9,735,000
5,800,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,800,000
18,120,000		Covington, KY Industrial Building Revenue Bond, (Series 2005-A), (Wachovia Bank N.A. LOC), 6.000%, 11/6/2008	18,120,000
15,000,000		Credit Agricole S.A., 3.434%, 12/22/2008	15,000,000
12,380,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	12,380,000
2,607,000		Development Authority of Dekalb County, GA, Chatham Property Assoc., LLP, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,607,000
7,190,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/6/2008	7,190,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,000,000
7,310,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,310,000
5,190,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 4.000%, 11/5/2008	5,190,000
4,265,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 5.750%, 11/5/2008	4,265,000
380,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 4.250, 11/6/2008	380,000
4,600,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	4,600,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,500,000
13,000,000	1,2	ING Bank N.V., 3.726%, 12/26/2008	13,000,000
19,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.500%, 11/6/2008	19,300,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.148%, 11/5/2008	6,000,000
2,055,000		Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,055,000
6,300,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	6,300,000
5,000,000	1,2	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 2.890%, 11/6/2008	5,000,000
10,000,000		Morgan Stanley, 4.153%, 11/3/2008	10,000,000
40,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	40,000,000
13,340,000		National Coney Island Financial LLC, (Series 2005-A), (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	13,340,000
6,000,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 3.000%, 11/5/2008	6,000,000
13,405,000		Ogden City Redevelopment Agency, (Series 2005 C-1), (Bank of New York Mellon Corp. LOC), 4.750%, 11/4/2008	13,405,000
2,000,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 5.800%, 11/6/2008	2,000,000
2,130,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,130,000
35,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490% - 1.495%, 11/3/2008	35,000,000
13,300,000		Russell Lands, Inc., (Series 2002), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	13,300,000
2,600,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 5.750%, 11/5/2008	2,600,000
30,000,000		Svenska Handelsbanken, Stockholm, 3.160%, 11/20/2008	30,000,000
10,000,000	1,2	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.704%, 12/22/2008	10,000,000
5,000,000	1,2	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (Wachovia Corp. LOC), 3.319%, 12/15/2008	5,000,000
43,000,000		Wachovia Bank N.A., 4.608%, 1/5/2009	43,000,000
12,900,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 11/6/2008	12,900,000
1,600,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,600,000
		TOTAL	706,154,000
		Finance - Brokerage –0.9%
24,000,000		Merrill Lynch & Co., Inc., 3.435% - 4.720%, 11/14/2008 - 11/21/2008	24,000,000
9,000,000	1,2	Merrill Lynch & Co., Inc., 4.438%, 11/17/2008	9,000,000
		TOTAL	33,000,000
		Finance - Commercial--0.7%
25,000,000		General Electric Capital Corp., 4.160%, 11/10/2008	25,000,000
		Government Agency--0.4%
280,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 3.500%, 11/6/2008	280,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 5.750%, 11/6/2008	10,000,000
3,230,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 5.840%, 11/6/2008	3,230,000
		TOTAL	13,510,000
		Insurance--2.3%
5,000,000		Hartford Life Global Funding Trust, 4.590%, 11/17/2008	5,000,000
10,000,000		ING USA Annuity and Life Insurance Co., 3.367%, 12/10/2008	10,000,000
70,000,000		Monumental Life Insurance Co., 4.100% - 4.303%, 11/1/2008	70,000,000
		TOTAL	85,000,000
		Oil & Oil Finance --0.8%
30,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	30,000,000
		TOTAL NOTES - VARIABLE	907,684,189
		TIME DEPOSIT--1.5%
		Finance - Banking--1.5%
55,000,000		Toronto Dominion Bank, 0.250%, 11/3/2008	55,000,000
		REPURCHASE AGREEMENT--15.3%
559,679,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $5,100,106,250.	559,679,000
		TOTAL INVESTMENTS –99.7% (AT AMORTIZED COST)5	3,634,422,897
		OTHER ASSETS AND LIABILITIES –NET –0.3%6	11,331,214
		TOTAL NET ASSETS –100%	$3,645,754,111

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $949,814,617, which represented 26.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $928,282,300, which represented 25.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$1,532,317
	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	9/1/2008	$20,000,000
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	$3,634,422,897
Level 3 – Significant Unobservable Inputs	$---
Total	$3,634,422,897

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi-Family Housing

Automated Government Money Trust

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--77.0%
$80,000,000		Interest in $2,460,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,460,030,750 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,509,231,427.	$80,000,000
45,000,000	1	Interest in $1,875,000,000 joint repurchase agreement 0.80%, dated 10/9/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,876,333,333 on 11/10/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,913,562,571.	45,000,000
92,231,000		Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	92,231,000
11,000,000	1	Interest in $960,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $960,826,667 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $979,934,414.	11,000,000
10,000,000	1	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 8/6/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,967,778 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2011 and the market value of those underlying securities was $394,619,928.	10,000,000
3,000,000	1	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $101,044,167 on 2/9/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $102,476,133.	3,000,000
80,000,000		Interest in $1,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,425,017,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2016 and the market value of those underlying securities was $1,453,506,892.	80,000,000
7,000,000	1	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 3/31/2009 and the market value of that underlying security was $301,089,028.	7,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.03%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $100,000,250 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 3/19/2009 and the market value of that underlying security was $102,000,257.	4,000,000
80,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,043,333 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $4,080,044,221.	80,000,000
11,000,000	1	Interest in $1,000,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,833,333 on 11/6/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,765,110.	11,000,000
11,000,000	1	Interest in $960,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $960,800,000 on 11/7/2008. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $979,907,243.	11,000,000
80,000,000		Interest in $1,425,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,425,015,438 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities 5/15/2016 and the market value of those underlying securities was $1,453,502,451.	80,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.03%, dated 10/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,250 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/15/2019 and the market value of that underlying security was $102,002,023.	4,000,000
80,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,021,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $2,040,002,604.	80,000,000
7,000,000	1	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $246,014,694 on 12/31/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/15/2019 and the market value of that underlying security was $248,883,097.	7,000,000
		TOTAL REPURCHASE AGREEMENTS	605,231,000
		U.S. TREASURY--23.0%
88,000,000	2	United States Treasury Bills, 0.800% - 1.900%, 1/15/2009	87,812,167
36,000,000	2	United States Treasury Bills, 1.100%, 4/16/2009	35,817,400
16,000,000	2	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	15,827,403
12,000,000	2	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	11,971,733
5,000,000	2	United States Treasury Bills, 2.295%, 7/2/2009	4,922,544
6,000,000		United States Treasury Notes, 4.000%, 8/31/2009	6,123,331
8,000,000		United States Treasury Notes, 4.500%, 3/31/2009	8,086,694
5,500,000		United States Treasury Notes, 4.875%, 1/31/2009	5,542,306
1,700,000		United States Treasury Notes, 4.875%, 5/15/2009	1,722,918
2,500,000		United States Treasury Notes, 4.875%, 5/31/2009	2,538,012
		TOTAL U.S. TREASURY	180,364,508
		TOTAL INVESTMENTS --- 100.0% (AT AMORTIZED COST)3	785,595,508
		OTHER ASSETS AND LIABILITIES --- NET --- 0.0%4	252,818
		TOTAL NET ASSETS --- 100%	$785,848,326

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	785,595,508
Level 3 – Significant Unobservable Inputs	---
Total	$785,595,508

Federated Capital Reserves Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES — 1.6%
		Finance – Automotive — 1.3%
$ 3,064,634	1	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$3,064,634
23,901,577	1	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	23,901,577
12,065,399	1,2	DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	12,065,399
3,795,260		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	3,795,260
41,015,324	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	41,015,324
12,392,016	1,2	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	12,392,016
5,726,479		Nissan Auto Lease Trust 2008-A, Class A1, 2.815%, 5/15/2009	5,726,479
13,732,360		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.786%, 6/15/2009	13,732,360
		TOTAL	115,693,049
		Finance - Equipment — 0.3%
27,219,606	1	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	27,219,606
		TOTAL ASSET BACKED SECURITIES	142,912,655
		CERTIFICATES OF DEPOSIT — 15.2%
		Banking — 15.2%
50,000,000		Banco Santander, S.A., 3.100%, 1/20/2009	50,000,000
50,000,000		Bank of Ireland, 3.170%, 2/17/2009	50,000,000
25,000,000		Bank of Montreal, 3.650%, 6/15/2009	25,000,000
145,000,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	145,000,000
210,000,000		Calyon, Paris, 3.130% - 3.150%, 1/12/2009 - 3/9/2009	210,000,000
150,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	150,000,000
25,000,000		Comerica Bank, 2.780%, 11/17/2008	25,000,000
50,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	50,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
40,000,000		DePfa Bank PLC, 2.830%, 11/13/2008	40,000,000
125,000,000		Fifth Third Bank, Cincinnati, 2.900% - 3.250%, 12/9/2008 - 2/4/2009	125,000,000
75,000,000		Mizuho Corporate Bank Ltd., 2.840%, 11/24/2008	75,000,000
100,000,000		Natixis, 2.940%, 11/21/2008	100,000,000
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	50,000,000
55,000,000		SunTrust Bank, 3.150%, 2/23/2009	55,000,000
50,000,000		Union Bank of California, N.A., 2.850%, 12/15/2008	50,000,000
110,000,000		Wilmington Trust Co., 2.900%, 11/10/2008 - 11/12/2008	110,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,410,000,000
		COLLATERALIZED LOAN AGREEMENT — 0.8%
		Banking — 0.8%
75,000,000		HSBC Securities (USA), Inc., 1.318%, 11/3/2008	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENT	75,000,000
		COMMERCIAL PAPER — 47.0%3
		Aerospace / Auto — 1.5%
92,000,000	1,2	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 6.279% - 6.607%, 11/17/2008 - 1/28/2009	90,669,333
47,500,000	1,2	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 3.021% - 6.040%,63,706,569 11/12/2008 - 1/28/2009	47,030,835
		TOTAL	137,700,168
		Banking — 12.3%
125,000,000	1,2	Allied Irish Banks North America, Inc., 2.851%, 11/28/2008	124,734,688
225,000,000		Banco Santander, S.A., 3.470% - 3.472%, 2/2/2009	223,019,611
50,000,000	1,2	Bank of Ireland, 3.161%, 2/23/2009	49,507,583
100,000,000		Calyon, Paris, 3.500%, 3/13/2009	98,733,167
75,000,000		Citigroup Funding, Inc., 2.914% - 2.934%, 12/2/2008 - 12/11/2008	74,794,736
50,000,000		Dexia Delaware LLC, 2.851%, 11/17/2008	49,937,111
90,000,000		Greenwich Capital Holdings, Inc., (Guaranteed by Royal Bank of Scotland PLC, Edinburgh), 3.098% - 3.151%, 1/22/2009 - 2/20/2009	89,232,319
28,845,000	1,2	Kitty Hawk Funding Corp., 2.265%, 2/13/2009	28,657,508
375,000,000	1,2	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.841% - 4.806%, 12/1/2008 - 1/12/2009	372,209,500
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.949%, 11/17/2008	24,967,722
		TOTAL	1,135,793,945
		Conglomerate — 0.6%
59,500,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.911% - 2.921%, 11/17/2008 -11/24/2008	59,417,040
		Consumer Products — 0.5%
48,500,000	1,2	Diageo Capital PLC, (Guaranteed by Diageo PLC), 3.043% - 3.134%, 11/18/2008 - 12/3/2008	48,387,656
		Diversified — 1.0%
95,500,000	1,2	ITT Corp., 3.124% - 6.351%, 11/3/2008 - 12/5/2008	95,295,494
		Finance - Automotive — 4.9%
22,700,000		FCAR Auto Loan Trust, A1/P1 Series, 3.264%, 1/16/2009	22,546,170
439,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.123% - 5.065%, 12/15/2008 - 1/30/2009	435,297,211
		TOTAL	457,843,381
		Finance - Commercial — 9.1%
150,000,000	1,2	Edison Asset Securitization LLC, 3.038% - 3.690%, 2/4/2009 - 3/30/2009	148,415,972
324,000,000	1,2	Fairway Finance Co. LLC, 2.831% - 4.554%, 11/17/2008 - 1/16/2009	321,877,988
373,231,000	1,2	Tulip Funding Corp., 2.830% - 4.602%, 12/1/2008 - 1/13/2009	371,062,690
		TOTAL	841,356,650
		Finance - Retail — 15.7%
140,000,000	1,2	Alpine Securitization Corp., 4.297%, 1/16/2009	138,743,889
225,000,000	1,2	Amsterdam Funding Corp., 2.799% - 2.981%, 11/21/2008 - 2/6/2009	223,938,611
424,615,000	1,2	Barton Capital LLC, 2.615% - 3.275%, 11/3/2008 - 1/21/2009	422,928,380
173,000,000	1,2	Enterprise Funding Co. LLC, 2.801%, 11/18/2008 - 12/1/2008	172,674,508
195,000,000	1,2	Salisbury Receivables Company LLC, 3.790% - 4.450%, 1/16/2009 - 1/30/2009	193,180,056
251,000,000	1,2	Sheffield Receivables Corp., 2.513% - 3.783%, 1/12/2009 - 2/6/2009	249,239,507
50,000,000	1,2	Yorktown Capital LLC, 2.729%, 12/12/2008	49,845,681
		TOTAL	1,450,550,632
		Food & Beverage — 1.3%
29,000,000	1,2	General Mills, Inc., 6.027%, 11/17/2008	28,922,667
92,000,000	1,2	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 5.834%, 1/28/2009	90,706,889
		TOTAL	119,629,556
		Retail — 0.1%
8,000,000	1,2	Safeway Inc., 5.944%, 12/15/2008	7,942,311
		TOTAL COMMERCIAL PAPER	4,353,916,833
		NOTES – VARIABLE — 20.7%4
		Banking — 14.7%
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 5.250%, 11/6/2008	7,580,000
16,510,000		Athens-Clarke County, GA IDA, PBR, Inc. Project Series 2007, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	16,510,000
65,000,000	1,2	Australia & New Zealand Banking Group, Melbourne, 3.214%, 1/5/2009	65,000,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 4.509%, 1/8/2009	75,000,000
50,000,000		Bank of Ireland, 2.865%, 12/8/2008	50,000,000
154,000,000		Bank of Montreal, 3.184% - 4.923, 11/14/2008 – 1/19/2008	154,000,000
50,000,000	1,2	Bank of Montreal, 4.545%, 11/5/2008	50,000,000
130,000,000		Bank of Scotland, Edinburgh, 2.924% - 3.008%, 11/6/2008 - 11/14/2008	130,000,000
6,500,000		Beverage South LLC, (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	6,500,000
3,135,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,135,000
23,000,000	1	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	23,000,000
75,000,000		Calyon, Paris, 3.068%, 12/11/2008	75,000,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 5.750%, 11/5/2008	6,245,000
3,855,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 5.500%, 11/6/2008	3,855,000
4,170,000		Chaffee Point Hospitalities LLC, Series 2005C, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	4,170,000
4,000,000		Chattahoochee County IDA, L.E. MIL Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	4,000,000
13,170,000		Cityscape SCP LLC, Series 2007, (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	13,170,000
4,385,000		Coastal Area Stores, Inc., Series 2005, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	4,385,000
4,050,000		Columbus, GA Development Authority, Columbus Park East Series 2005, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	4,050,000
10,460,000		Columbus, GA Development Authority, Four J's Project Series 2008, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	10,460,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 6.000%, 11/6/2008	27,120,000
6,670,000		CPR Investments LLC, Series 2005, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	6,670,000
59,000,000		DePfa Bank PLC, 2.917%, 12/15/2008	59,000,000
8,500,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 5.100%, 11/6/2008	8,500,000
10,735,000		Emerald Coast Diversified Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	10,735,000
5,500,000		Flamingo Enterprises, Inc., Series 2008, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	5,500,000
2,260,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 5.250%, 11/6/2008	2,260,000
7,605,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 5.250%, 11/6/2008	7,605,000
3,365,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 6.020%, 11/6/2008	3,365,000
1,500,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	1,500,000
25,500,000		Henry County Development Authority, Georgia Crown Distributing Co., Project Series 2004, (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	25,500,000
11,800,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	11,800,000
5,050,000		Lotus Hospitality LLC, Series 2008, (First Commercial Bank, Birmingham, AL LOC), 4.000%, 11/5/2008	5,050,000
4,180,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 3.370%, 11/6/2008	4,180,000
6,800,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 3.800%, 11/6/2008	6,800,000
3,790,000		Medical Center of Athens, Inc., Series 2007, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	3,790,000
2,805,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 7.120%, 11/6/2008	2,805,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 4.750%, 11/6/2008	7,400,000
6,760,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	6,760,000
9,325,000		Moore Orthopaedic Clinic-Land LLC, Series 2006, (National Bank of South Carolina LOC), 5.100%, 11/6/2008	9,325,000
6,975,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	6,975,000
30,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 1/6/2009	30,000,000
9,000,000		New Life Assembly of God of Lehigh Acres, Florida, Inc., Series 2008, (Columbus Bank and Trust Co., GA LOC), 7.120%, 11/6/2008	9,000,000
50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 3.000%, 11/5/2008	50,000,000
5,907,000		North Myrtle Beach Corporate Center LLC, (National Bank of South Carolina LOC), 5.100%, 11/6/2008	5,907,000
2,525,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	2,525,000
3,505,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 4.750%, 11/6/2008	3,505,000
17,285,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	17,285,000
6,440,000		Plex Indoor Sports LLC, Series 2008, (National Bank of South Carolina LOC), 5.100%, 11/6/2008	6,440,000
4,175,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	4,175,000
70,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490% - 1.495%, 11/3/2008	70,000,000
3,580,000		Six Ten Properties LLC, Series 2004, (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	3,580,000
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	10,420,000
23,300,000		Superior Petroleum Co., Series 2007, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	23,300,000
50,000,000	1,2	Svenska Handelsbanken, Stockholm, 3.885%, 11/25/2008	50,000,000
1,925,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 5.840%, 11/6/2008	1,925,000
3,310,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	3,310,000
50,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Key Bank, N.A. LOC), 7.000%, 11/6/2008	50,000,000
75,000,000		Wachovia Bank N.A., 4.418%, 11/4/2008	75,000,000
5,000,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (Columbus Bank and Trust Co., GA LOC), 4.500%, 11/6/2008	5,000,000
6,060,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	6,060,000
3,615,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.220%, 11/6/2008	3,615,000
		TOTAL	1,359,747,000
		Brokerage — 2.6%
210,000,000		Merrill Lynch & Co., Inc., 3.415% - 4.720%, 11/14/2008 - 11/21/2008	210,000,000
36,000,000	1,2	Merrill Lynch & Co., Inc., 4.438%, 11/17/2008	36,000,000
		TOTAL	246,000,000
		Finance - Commercial — 0.8%
75,000,000		General Electric Capital Corp., 4.160%, 11/10/2008	75,000,000
		Insurance — 1.8%
55,000,000		Genworth Life Insurance Co., 3.203% - 3.211%, 11/9/2008 – 12/1/2008	55,000,000
23,600,000		Hartford Life Global Funding Trust, 4.590%, 11/17/2008	23,600,000
50,000,000		MetLife Insurance Co. of Connecticut, 3.130% - 4.089%, 12/2/2008 – 12/28/2008	50,000,000
37,000,000		Monumental Life Insurance Co., 4.190%, 11/1/2008	37,000,000
		TOTAL	165,600,000
		Oil & Oil Finance — 0.8%
75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 2.918%, 1/12/2009	75,000,000
		TOTAL NOTES - VARIABLE	1,921,347,000
		REPURCHASE AGREEMENTS — 15.8%
		Banking — 15.8%
997,500,000		Interest in 1,231,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which BNP Paribas will repurchase securities provided as collateral for $997,520,781 on 11/3/2008. The securities provided as collateral were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $1,263,317,147.	997,500,000
466,538,000		Interest in 1,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $446,547,720 on 11/3/2008. The securities provided as collateral were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $1,024,133,169.	466,538,000
		TOTAL REPURCHASE AGREEMENTS	1,464,038,000
		TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)5	9,367,214,488
		OTHER ASSETS AND LIABILITIES—NET—(1.1%)6	(99,226,863)
		TOTAL NET ASSETS—100%	$9,267,987,625

1
Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales.  At October 31, 2008, these restricted securities amounted to $3,619,630,302, which represented 39.1% of total net assets.

2
Security	Security	Acquisition Date	Acquisition Cost
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$3,064,634
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	23,901,577
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	27,219,606
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	5/12/2008	23,000,000
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$3,064,634
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	23,901,577
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	27,219,606
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	5/12/2008	23,000,000

3
Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4
Floating rate note with current rate and next reset date shown.
5
Also represents cost for federal tax purposes.
6
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

HFA IDA IDRB LLC LOC PLC	--Housing Finance Authority --Industrial Development Authority --Industrial Development Revenue Bond --Limited Liability Corporation --Letter of Credit --Public Limited Company

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                      -
Level 2 – Other Significant Observable Inputs                                                                              9,367,214,488
Level 3 – Significant Unobservable Inputs                                                                                                             -
   Total                                                                           $ 9,367,214,488

Federated Government Reserves Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES — 59.7%
$50,000,000	1	Federal Farm Credit System Floating Rate Note, 4.003%, 11/8/2008	$50,000,000
996,274,000	2	Federal Home Loan Bank System Discount Notes, 1.750% - 3.350%, 1/20/2009 - 10/8/2009	984,062,417
3,864,800,000	1	Federal Home Loan Bank System Floating Rate Notes, 0.460% - 4.575%, 11/3/2008 - 1/30/2009	3,864,185,035
1,114,862,857		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 1/30/2009 - 8/20/2009	1,114,771,366
259,000,000	2	Federal Home Loan Mortgage Corp. Discount Notes, 2.400% - 2.700%, 2/19/2009 - 4/13/2009	256,569,625
575,000,000	1	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.170% - 4.247%, 11/10/2008 - 12/26/2008	575,538,253
92,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 2.45%, 4/2/2009 - 4/9/2009	92,000,000
1,209,416,000	2	Federal National Mortgage Association Discount Notes, 2.090% - 3.200%, 11/3/2008 – 10/7/2009	1,200,303,365
535,000,000	1	Federal National Mortgage Association Floating Rate Notes, 0.540% - 3.356%, 11/3/2008 – 1/28/2009	534,853,257
99,600,000		Federal National Mortgage Association Notes, 5.125% - 6.375%, 6/15/2009 - 7/13/2009	101,577,081
		TOTAL U.S. GOVERNMENT AGENCIES	8,773,860,399
		REPURCHASE AGREEMENTS — 41.6%
2,500,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,500,052,083 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2038 and the market value of those underlying securities was $2,550,053,126.	2,500,000,000
2,500,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,500,052,083 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/18/2036 and the market value of those underlying securities was $2,550,054,952.	2,500,000,000
200,000,000	3	Repurchase agreement 1.250%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $200,215,278 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $204,007,084.	200,000,000
150,000,000	3	Repurchase agreement 2.400%, dated 10/1/2008 under Barclays Capital, Inc. will repurchase securities provided as collateral for $150,030,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $153,336,601.	150,000,000
233,500,000		Interest in $1,231,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $233,504,865 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/01/2038 and the market value of those underlying securities was $1,263,317,147.	233,500,000
533,462,000		Interest in $1,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Deutsche Bank Securities, Inc will repurchase securities provided as collateral for $533,473,114 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/01/2044 and the market value of those underlying securities was $1,024,133,169.	533,462,000
		TOTAL REPURCHASE AGREEMENTS	6,116,962,000
		TOTAL INVESTMENTS—101.3% (AT AMORTIZED COST)4	14,890,822,399
		OTHER ASSETS AND LIABILITIES—NET—(1.3%)5	(182,789,542)
	TOTAL NET ASSETS—100%		$14,708,032,857

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                         -
Level 2 – Other Significant Observable Inputs                                                                               14,890,822,399
Level 3 – Significant Unobservable Inputs                                                                                                                -
Total	$ 14,890,822,399

Federated Master Trust

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.4%
$153,232	1	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$153,232
946,507	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	946,507
495,681	1,2	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	495,681
1,003,063		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	1,003,063
		TOTAL	2,598,483
		Finance - Equipment--0.3%
503,413		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	503,413
		TOTAL ASSET-BACKED SECURITIES	3,101,896
		CERTIFICATES OF DEPOSIT--16.8%
		Finance - Banking--16.8%
3,000,000		Bank of Ireland, 3.170%, 2/17/2009	3,000,000
7,000,000		Barclays Bank PLC, 3.060% - 3.150%, 2/23/2009 - 5/26/2009	7,000,000
10,000,000		Calyon, Paris, 3.130% - 3.150%, 1/12/2009 - 3/9/2009	10,000,000
1,000,000		Canadian Imperial Bank of Commerce, 3.140%, 2/11/2009	1,000,000
4,000,000		Compass Bank, Birmingham, 2.760%, 11/14/2008	4,000,000
3,000,000		SunTrust Bank, 3.150%, 2/23/2009	3,000,000
2,000,000		UBS AG, 2.870%, 11/5/2008	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	30,000,000
		COLLATERALIZED LOAN AGREEMENTS--3.9%
		Finance - Banking--3.9%
4,000,000		BNP Paribas Securities Corp., 1.217%, 11/3/2008	4,000,000
3,000,000		RBC Capital Markets Corp., 1.521%, 11/3/2008	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,000,000
		COMMERCIAL PAPER --36.4%3
		Finance - Automotive--4.7%
8,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.230% - 5.000%, 12/15/2008 - 1/23/2009	8,427,936
		Finance - Banking--7.8%
4,000,000	1,2	Allied Irish Banks North America, Inc., 2.830%, 11/28/2008	3,991,510
3,000,000	1,2	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.100%, 3/2/2009	2,968,742
5,000,000	1,2	Picaros Funding LLC, (GTD by KBC Bank NV), 4.500%, 1/6/2009	4,958,750
2,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.825%, 12/1/2008	1,995,292
		TOTAL	13,914,294
		Finance - Commercial--13.3%
5,000,000	1,2	Edison Asset Securitization LLC, 4.250%, 1/15/2009	4,955,729
9,000,000	1,2	Fairway Finance Co. LLC, 4.500%, 1/2/2009	8,930,250
9,000,000	1,2	Tulip Funding Corp., 4.400%, 1/5/2009	8,928,500
1,000,000	1,2	Versailles Commercial Paper LLC, 3.050%, 11/6/2008	999,576
		TOTAL	23,814,055
		Finance - Retail--10.6%
9,000,000	1,2	Barton Capital LLC, 2.780% - 4.200%, 12/10/2008 - 1/5/2009	8,954,608
2,000,000	1,2	Enterprise Funding Co. LLC, 2.780%, 12/1/2008	1,995,367
8,000,000	1,2	Sheffield Receivables Corp., 3.750%, 1/13/2009	7,939,167
		TOTAL	18,889,142
		TOTAL COMMERCIAL PAPER	65,045,427
		NOTES – VARIABLE --21.0%4
		Finance - Banking--11.2%
5,000,000	1,2	Bank of Montreal, 4.545%, 11/5/2008	5,000,000
5,000,000	1	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	5,000,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.370%, 11/6/2008	765,000
1,000,000	1,2	ING Bank NV, 3.726%, 12/26/2008	1,000,000
3,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	3,000,000
1,000,000		North Texas Higher Education Authority, Inc., (DePfa Bank PLC LOC), 8.250%, 11/5/2008	1,000,000
935,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 5.840%, 11/6/2008	935,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490%, 11/3/2008	1,000,000
2,000,000		Wachovia Bank N.A., 4.418%, 11/4/2008	2,000,000
10,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	10,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	285,000
		TOTAL	19,995,000
		Finance-Brokerage--2.0%
1,000,000	1,2	Merrill Lynch & Co., Inc., 4.438%, 11/17/2008	1,000,000
2,500,000		Merrill Lynch & Co., Inc., 3.435%, 11/21/2008	2,500,000
		TOTAL	3,500,000
		Finance - Commercial--2.2%
4,000,000		General Electric Capital Corp., 4.160%, 11/10/2008	4,000,000
		Government Agency--1.1%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 5.750%, 11/6/2008	2,000,000
		Insurance--2.8%
2,000,000		MetLife Insurance Co. of Connecticut, 3.131%, 12/1/2008	2,000,000
2,000,000		Monumental Life Insurance Co., 4.100%, 11/1/2008	2,000,000
1,000,000	1,2	Pacific Life Global Funding, 4.115%, 11/4/2008	1,000,001
		TOTAL	5,000,001
		Oil & Oil Finance--1.7%
3,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	3,000,000
		TOTAL NOTES - VARIABLE	37,495,001
		REPURCHASE AGREEMENT--20.0%
35,792,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	35,792,000
		TOTAL INVESTMENTS --- 99.8% (AT AMORTIZED COST)5	178,434,324
		OTHER ASSETS AND LIABILITIES --- NET --- 0.2%6	308,200
		TOTAL NET ASSETS --- 100%	$178,742,524

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $69,217,620, which represented 38.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $64,064,388, which represented 35.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$153,232
	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	9/1/2008	$5,000,000
3	Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	178,434,324
Level 3 – Significant Unobservable Inputs	---
Total	$178,434,324

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

Federated Municipal Trust

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS — 100.0%1,2
		Alabama — 1.5%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	$600,000
3,925,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 2.550%, 11/6/2008	3,925,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	5,000,000
		TOTAL	9,525,000
		Arizona—1.7%
10,625,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA, Inc. INS)/(Citibank N.A., New York LIQ), 2.000%, 11/5/2008	10,625,000
		Arkansas— 0.8%
5,200,000		Arkansas Development Finance Authority, (Series 2000F) Weekly VRDNs (Capri, LLC)/(Regions Bank, Alabama LOC), 2.520%, 11/6/2008	5,200,000
		California — 2.2%
3,180,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 3.100%, 11/6/2008	3,180,000
11,000,000		California State, GO Tax Exempt Notes, 9.000% CP, Mandatory Tender 11/6/2008	11,000,000
		TOTAL	14,180,000
		Colorado—2.4%
10,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 3.600% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/3/2008	10,000,000
700,000		Colorado Agricultural Development Authority, (Series 2000) Weekly VRDNs (Rocky Mountain Milling LLC)/(SunTrust Bank LOC), 2.420%, 11/6/2008	700,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 2.120%, 11/6/2008	2,300,000
2,255,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.120%, 11/6/2008	2,255,000
		TOTAL	15,255,000
		Connecticut — 0.9%
5,850,000		New Haven, CT, 4.500% BANs, 3/17/2009	5,878,148
		District of Columbia—2.4%
4,530,000	3,4	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(Federal Home Loan Mortgage Corp. COL)/(Federal Home Loan Mortgage Corp. LIQ), 2.170%, 11/6/2008	4,530,000
11,000,000		District of Columbia HFA, Single Family Mortgage Revenue Bonds Draw down series 2005, 3.210% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	11,000,000
		TOTAL	15,530,000
		Florida—2.7%
3,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.500% RANs (FSA, Inc. INS), 6/1/2009	3,034,015
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD), 3.100%, 11/5/2008	4,000,000
8,100,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 5.500%, 11/6/2008	8,100,000
2,200,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 1.350%, 11/3/2008	2,200,000
		TOTAL	17,334,015
		Georgia—4.5%
10,800,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005B) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 1.970%, 11/6/2008	10,800,000
16,425,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	16,425,000
1,400,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 2.420%, 11/6/2008	1,400,000
		TOTAL	28,625,000
		Idaho—0.3%
2,000,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 2.420%, 11/6/2008	2,000,000
		Illinois—9.7%
4,070,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(LaSalle Bank, N.A. LOC), 2.120%, 11/6/2008	4,070,000
5,715,000	3,4	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.000%, 11/5/2008	5,715,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 2.070%, 11/6/2008	3,400,000
12,605,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/6/2008	12,605,000
11,850,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	11,850,000
4,200,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Genesis, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/7/2008	4,200,000
17,000,000		Illinois State Toll Highway Authority, (Series 2007 A-1) Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 11/6/2008	17,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 11/5/2008	3,000,000
		TOTAL	61,840,000
		Indiana—9.8%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(Federal Home Loan Mortgage Corp. LOC), 1.970%, 11/6/2008	7,250,000
3,150,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 3.380%, 11/6/2008	3,150,000
4,220,000	3,4	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.047%, 11/6/2008	4,220,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-3) Weekly VRDNs (Indianapolis Airport Authority)/(FSA, Inc. INS)/(Dexia Credit Local LIQ), 3.000%, 11/5/2008	25,000,000
15,000,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	15,000,000
2,500,000		Lafayette, IN School Corp., 3.750% TANs, 12/31/2008	2,501,784
4,000,000		Richmond, IN Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 11/5/2008	4,000,000
1,400,000		Sheridan, IN Community Schools, 3.250% TANs, 12/31/2008	1,401,130
		TOTAL	62,522,914
		Kansas—0.4%
2,437,000	3,4	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	2,437,000
		Kentucky—0.8%
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.480%, 11/6/2008	215,000
4,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 1.850%, 11/6/2008	4,720,000
		TOTAL	4,935,000
		Maryland—1.1%
1,510,000	3,4	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 2.500%, 11/5/2008	1,510,000
5,600,000	3,4	Maryland Industrial Development Financing Authority, Term Tender Custodial Receipts (Series 2008S), 2.550% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	5,600,569
		TOTAL	7,110,569
		Massachusetts—1.4%
6,650,000		Commonwealth of Massachusetts, (Series C), 4.000% RANs, 5/29/2009	6,717,594
2,160,000		Massachusetts Development Finance Agency, (Series 2004), 1.750% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 11/7/2008	2,160,000
		TOTAL	8,877,594
		Michigan—1.1%
2,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.050%, 11/6/2008	2,000,000
5,000,000	3,4	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.850% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,000,359
		TOTAL	7,000,359
		Minnesota—0.9%
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	2,500,000
3,000,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	3,000,000
		TOTAL	5,500,000
		Mississippi—2.9%
110,000		Mississippi Business Finance Corp., (Series 1998) Weekly VRDNs (American Metal Sales, Inc.)/(First Tennessee Bank, N.A. LOC), 3.550%, 11/6/2008	110,000
3,070,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	3,070,000
2,400,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 2.550%, 11/6/2008	2,400,000
1,680,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 2.650%, 11/6/2008	1,680,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	900,000
6,200,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	6,200,000
4,000,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 4.220%, 11/6/2008	4,000,000
370,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.750%, 11/6/2008	370,000
		TOTAL	18,730,000
		Missouri—0.5%
3,500,000		Missouri State Housing Development Commission, 3.880% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	3,500,000
		Montana—0.6%
4,100,000		Montana State Board of Investments, (Series 1989), 2.300% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	4,100,000
		Multi State—11.9%
26,177,166	3,4	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.020%, 11/6/2008	26,177,166
4,038,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi State AMT) Series 2007-40 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	4,038,000
14,180,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi State AMT) Series 2007-52 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	14,180,000
5,000,000		Federal Home Loan Mortgage Corp., (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 1.970%, 11/6/2008	5,000,000
7,500,000		Federal Home Loan Mortgage Corp., (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 1.920%, 11/6/2008	7,500,000
9,000,000	3,4	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank LIQ), 2.220%, 11/06/2008	9,000,000
10,000,000	3,4	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank LIQ), 2.220%, 11/06/2008	10,000,000
		TOTAL	75,895,166
		Nebraska—0.8%
5,110,000	3,4	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.980%, 11/6/2008	5,110,000
		Nevada—1.6%
4,000,000		Clark County, NV Airport System, (Series 2008F), 3.000% BANs, 7/1/2009	4,027,418
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 1.950%, 11/6/2008	3,100,000
3,075,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 2.550%, 11/6/2008	3,075,000
		TOTAL	10,202,418
		New Jersey—4.4%
1,900,000		Atlantic Highlands, NJ, 2.500% BANs, 4/22/2009	1,903,941
4,000,000		Beachwood, NJ, 3.500% BANs, 5/28/2009	4,008,930
3,593,480		Lacey Township, NJ, 3.000% BANs, 7/24/2009	3,613,886
3,000,000		Mountainside, NJ, 3.500% BANs, 11/6/2009	3,018,030
5,000,000	3,4	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.500%, 11/6/2008	5,000,000
2,923,925		Palmyra Borough, NJ, 3.600% BANs, 12/19/2008	2,925,409
2,410,000	3,4	Port Authority of New York and New Jersey, MERLOTS (Series 2008-D17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	2,410,000
5,000,000		Wallington, NJ, 2.500% BANs, 5/11/2009	5,011,557
		TOTAL	27,891,753
		New Mexico—0.6%
3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 2.070%, 11/6/2008	3,750,000
		New York—8.7%
1,455,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.970%, 11/6/2008	1,455,000
1,225,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.350%, 11/5/2008	1,225,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 2.020%, 11/6/2008	1,820,000
15,300,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-L) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 5.400%, 11/5/2008	15,300,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.350%, 11/5/2008	1,700,000
1,305,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 11/6/2008	1,305,000
8,110,000	3,4	New Rochelle, NY IDA, ROCs (Series 10252CE) Weekly VRDNs (550 Fifth Avenue Owner LP)/(Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.910%, 11/6/2008	8,110,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.970%, 11/6/2008	1,700,000
7,500,000		New York State HFA, (Series 2006A: Avalon Bowery Place II) Weekly VRDNs (CVP III LLC)/(Bank of America N.A. LOC), 1.950%, 11/5/2008	7,500,000
2,300,000	3,4	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), 2.220%, 11/06/2008	2,300,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/ (Mellon Bank N.A. LOC), 2.100%, 11/6/2008	2,250,000
3,000,000		South Country Central School District, NY, 2.750% TANs, 6/30/2009	3,009,715
5,000,000		Syracuse, NY, (Series 2008), 2.750% RANs, 6/30/2009	5,022,789
3,050,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	3,050,000
		TOTAL	55,747,504
		North Carolina—4.8%
30,855,000		Sampson County, NC Industrial Facilities and PCFA, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Wachovia Bank N.A. LOC), 2.400%, 11/6/2008	30,855,000
		Ohio—0.6%
4,000,000	3,4	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.550% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	4,000,353
		Oklahoma—0.4%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/6/2008	350,000
2,346,433	3,4	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	2,346,433
		TOTAL	2,696,433
		Pennsylvania—3.7%
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	10,000,000
8,000,000		Easton Area School District, PA, (Series 2008) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	8,000,000
2,000,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	2,000,000
200,000		North Wales, PA Water Authority, Water Revenue Bonds (Series 2005) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 2.700%, 11/6/2008	200,000
3,670,000	3,4	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.950% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,670,249
		TOTAL	23,870,249
		South Carolina—1.7%
10,735,000	3,4	South Carolina State Ports Authority, PUTTERs (Series 2884Z) Weekly VRDNs (FSA, Inc. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.470%, 11/6/2008	10,735,000
		Tennessee— 3.2%
4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/7/2008	4,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 4.220%, 11/6/2008	3,500,000
12,305,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.480%, 11/6/2008	12,305,000
		TOTAL	20,305,000
		Texas—4.8%
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/ (Wachovia Bank N.A. LOC), 2.420%, 11/6/2008	3,000,000
6,375,000	3,4	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 2236) Weekly VRDNs (FSA, Inc. INS)/(JPMorgan Chase & Co. LIQ), 2.720%, 11/6/2008	6,375,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 4.100%, 11/6/2008	7,500,000
5,700,000	3,4	San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone Ridge Apartments)/(Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.930%, 11/6/2008	5,700,000
7,805,000	3,4	Texas State Affordable Housing Corp., MERLOTS (Series 2007-C62) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.050%, 11/5/2008	7,805,000
		TOTAL	30,380,000
		Virginia—0.6%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.060% CP (Virginia Electric & Power Co.), Mandatory Tender 12/10/2008	3,500,000
		Washington—2.2%
3,700,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	3,700,000
10,500,000		Washington State Housing Finance Commission, (Series 2005A: Park Vista) Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America N.A. LOC), 1.400%, 11/3/2008	10,500,000
		TOTAL	14,200,000
		Wisconsin—1.4%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 2.120%, 11/6/2008	7,710,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.100%, 11/6/2008	1,000,000
		TOTAL	8,710,000
		TOTAL INVESTMENTS—100.0% …….(AT AMORTIZED COST)5	638,554,475
		OTHER ASSETS AND LIABILITIES – NET – 0.0%6	87,263
		TOTAL NET ASSETS – 100%	$638,641,738

Securities that are subject to the federal alternative minimum tax (AMT) represent 60.5% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2008  the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier          Second Tier
   100.0%                  0.0%

2	Current rate and next reset date shown on Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $155,970,129, which represented 24.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.  At October 31, 2008, these liquid restricted securities amounted to $155,970,129, which represented 24.4% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment
Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                   -
Level 2 – Other Significant Observable Inputs                                                                              638,554,475
Level 3 – Significant Unobservable Inputs                                                                                                          -
   Total                                                                           $ 638,554,475

The following acronyms are used throughout this portfolio:

AMT	-- Alternative Minimum Tax
BANs	-- Bond Anticipation Notes
COL	-- Collateralized
CP	-- Commercial Paper
EDA	-- Economic Development Authority
EDRB	-- Economic Development Revenue Bond
FSA	-- Financial Security Assurance
GO	-- General Obligation
GNMA	-- Government National Mortgage Association
GTD	-- Guaranteed
HFA	-- Housing Finance Authority
IDA	-- Industrial Development Authority
IDB	-- Industrial Development Bond
IDC	-- Industrial Development Corporation
IDRB	-- Industrial Development Revenue Bond
INS	-- Insured
INV	-- Investment Agreement
LIQ(s)	-- Liquidity Agreement(s)
LOC(s)	-- Letter(s) of Credit
MERLOTS	-- Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	-- Money Market Municipals
PCFA	-- Pollution Control Financing Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	-- Variable Rate Demand Notes
VRDPs	-- Variable Rate Demand Preferreds

Federated Short-Term U.S. Government Trust

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--68.8%
$1,000,000	1	Federal Farm Credit System Floating Rate Notes, 4.003%, 11/8/2008	$1,000,000
10,000,000	2	Federal Home Loan Bank System Discount Notes, 2.200% - 3.350%, 1/20/2009 - 10/8/2009	9,875,177
71,000,000	1	Federal Home Loan Bank System Floating Rate Notes, 0.540% - 4.575%, 11/3/2008 - 1/30/2009	70,998,186
26,780,000		Federal Home Loan Bank System Notes, 2.250% - 4.250%, 2/6/2009 - 6/30/2009	26,785,994
2,000,000	2	Federal Home Loan Mortgage Corp. Discount Notes, 2.600%, 2/19/2009	1,984,111
9,500,000	1	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.170% - 4.248%, 11/10/2008 - 11/28/2008	9,496,680
1,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375%, 4/2/2009	1,000,000
14,000,000	2	Federal National Mortgage Association Discount Notes, 2.090% - 3.200%, 11/24/2008 - 10/7/2009	13,895,926
10,000,000	1	Federal National Mortgage Association Floating Rate Notes, 0.540% - 3.356%, 11/3/2008 - 1/28/2009	9,997,278
700,000		Federal National Mortgage Association Notes, 6.625%, 9/15/2009	721,112
		TOTAL GOVERNMENT AGENCIES	145,754,464
		REPURCHASE AGREEMENTS--31.6%
10,000,000		Interest in $1,968,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,968,041,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,027,082,230.	10,000,000
5,957,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	5,957,000
4,000,000		Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	4,000,000
10,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,072,917 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/17/2018 and the market value of those underlying securities was $3,570,075,258.	10,000,000
1,000,000	3	Interest in $1,265,000,000 joint repurchase agreement 1.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,266,229,861 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,294,640,868.	1,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,040,042,501.	10,000,000
1,000,000	3	Interest in $498,000,000 joint repurchase agreement 2.30%, dated 9/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $499,049,950 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $508,936,272.	1,000,000
5,000,000	3	Interest in $500,000,000 joint repurchase agreement 2.35%, dated 10/3/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $501,011,806 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,941,788.	5,000,000
10,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.24%, dated 10/31/2008 under which JP Morgan Securities, Inc. will repurchase securities provided as collateral for $1,700,034,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $1,734,749,070.	10,000,000
10,000,000		Interest in $150,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Westdeutsche Landesbank Girozentrale will repurchase securities provided as collateral for $150,003,125 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/15/2038 and the market value of those underlying securities was $153,003,239.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	66,957,000
		TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)4	212,711,464
		OTHER ASSETS AND LIABILITIES – NET—(0.4)%5	(750,333)
		TOTAL NET ASSETS—100%	$211,961,131

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	212,711,464
Level 3 – Significant Unobservable Inputs	---
Total	$ 212,711,464

Government Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES—51.9%
$211,000,000	1	Federal Farm Credit System Discount Notes, 0.650%, 11/26/2008	$210,904,757
135,000,000	2	Federal Farm Credit System Floating Rate Notes, 4.003%, 11/8/2008	135,000,000
3,541,850,000	1	Federal Home Loan Bank System Discount Notes, 1.200% - 3.350%, 11/20/2008 - 10/8/2009	3,506,088,467
10,475,500,000	2	Federal Home Loan Bank System Floating Rate Notes, 0.540% - 4.575%, 11/3/2008 - 1/30/2009	10,473,863,211
3,791,351,667		Federal Home Loan Bank System Notes, 2.250% - 5.000%, 1/30/2009 - 8/20/2009	3,791,026,163
675,000,000	1	Federal Home Loan Mortgage Corp. Discount Notes, 2.400% - 2.700%, 2/19/2009 - 4/13/2009	668,633,056
1,687,000,000	2	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.170% - 4.688%, 11/10/2008 - 12/26/2008	1,688,757,427
164,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 2.400%, 4/2/2009	164,000,000
3,288,500,000	1	Federal National Mortgage Association Discount Notes, 2.090% - 3.200%, 11/24/2008 - 10/7/2009	3,258,058,332
1,154,500,000	2	Federal National Mortgage Association Floating Rate Notes, 0.540% - 3.356%, 11/3/2008 - 1/28/2009	1,154,182,838
525,384,000		Federal National Mortgage Association Notes, 3.125% - 6.375%, 11/7/2008 - 6/15/2009	528,972,727
242,361,000	2	Housing and Urban Development Floating Rate Notes, 4.083%, 11/1/2008	242,361,000
		TOTAL GOVERNMENT AGENCIES	25,821,847,978
		REPURCHASE AGREEMENTS--50.1%
500,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $500,010,417 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $511,044,855.	500,000,000
75,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $75,001,563 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $76,501,594.	75,000,000
1,818,000,000		Interest in $1,968,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,968,041,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,027,082,230.	1,818,000,000
3,289,396,000		Repurchase agreement 0.250%, dated 10/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $3,289,464,529 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2038 and the market value of those underlying securities was $3,355,847,474.	3,289,396,000
388,968,000		Interest in $5,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	388,968,000
3,525,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,525,073,438 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $3,595,574,906.	3,525,000,000
2,156,514,000		Interest in $5,425,000,000 joint repurchase agreement 0.150%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	2,156,514,000
2,486,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,072,917 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/17/2018 and the market value of those underlying securities was $3,570,075,258.	2,486,000,000
1,035,000,000	3	Interest in $1,265,000,000 joint repurchase agreement 1.250%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,266,229,861 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,294,640,868.	1,035,000,000
340,000,000	3	Interest in $350,000,000 joint repurchase agreement 2.400%, dated 10/1/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $350,770,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2036 and the market value of those underlying securities was $357,785,400.	340,000,000
300,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $300,006,250 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,006,438.	300,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,040,042,501.	300,000,000
1,000,000,000		Repurchase agreement 0.300%, dated 10/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,025,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $1,020,025,500.	1,000,000,000
800,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,031,250 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,534,891,010.	800,000,000
490,000,000	3	Interest in $500,000,000 joint repurchase agreement 2.500%, dated 10/8/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $501,111,111 on 11/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $513,361,296.	490,000,000
434,000,000	3	Interest in $498,000,000 joint repurchase agreement 2.300%, dated 9/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $499,049,950 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $508,936,272.	434,000,000
500,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,010,417 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $511,855,000.	500,000,000
1,027,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $2,040,000,902.	1,027,000,000
265,000,000	3	Interest in $500,000,000 joint repurchase agreement 2.350%, dated 10/3/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $501,011,806 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,941,788.	265,000,000
250,000,000	3	Repurchase agreement 2.400%, dated 10/1/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,533,333 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $257,998,478.	250,000,000
20,487,000		Interest in $70,487,000 joint repurchase agreement 0.100%, dated 10/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $70,487,587 on 11/3/2008. The securities provided as collateral at the end of the period was an U.S. Government Agency security with maturity at 3/6/2023 and the market value of the underlying security was $71,897,088.	20,487,000
683,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.240%, dated 10/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,700,034,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $1,734,749,070.	683,000,000
500,000,000		Repurchase agreement 0.250%, dated 10/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $500,010,417 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $514,834,210.	500,000,000
1,984,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Societe Generale, Paris will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,052,861,884.	1,984,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.080%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,000,667 on 11/3/2008. The securities provided as collateral at the end of the period was an U.S. Government Agency security with maturity at 8/17/2009 and the market value of the underlying security was $102,002,691.	50,000,000
675,000,000		Repurchase agreement 0.220%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $675,012,375 on 11/3/2008. The securities provided as collateral at the end of the period was an U.S. Government Agency security with maturity at 10/1/2038 and the market value of the underlying security was $688,502,811.	675,000,000
		TOTAL REPURCHASE AGREEMENTS	24,892,365,000
		TOTAL INVESTMENTS—102.0% (AT AMORTIZED COST)4	50,714,212,978
		OTHER ASSETS AND LIABILITIES---NET—(2.0)%5	(992,244,436)
		TOTAL NET ASSETS---100%	$49,721,968,542

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ----
Level 2 – Other Significant Observable Inputs	50,714,212,978
Level 3 – Significant Unobservable Inputs	----
Total	$ 50,714,212,978

Government Obligations Tax-Managed Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES — 99.6%
$1,244,828,000	1	Federal Farm Credit System Discount Notes, 0.800% - 3.000%, 11/4/2008 - 9/15/2009	$1,230,437,033
2,636,900,000	2	Federal Farm Credit System Floating Rate Notes, 0.650% - 4.498%, 11/1/2008 – 1/2/2009	2,636,367,675
302,970,000		Federal Farm Credit System Notes, 2.380% - 9.800%, 11/5/2008 - 7/23/2009	304,337,726
5,714,831,000	1	Federal Home Loan Bank System Discount Notes, 0.750% - 3.310%, 11/5/2008 – 10/8/2009	5,698,227,451
3,598,500,000	2	Federal Home Loan Bank System Floating Rate Notes, 0.540% - 5.190%, 10/8/2008 – 1/30/2009	3,598,361,800
1,188,000,000		Federal Home Loan Bank System Notes, 2.200% - 4.875%, 11/6/2008 - 4/21/2009	1,188,315,032
875,907,000	1	Tennessee Valley Authority Discount Notes, 0.800% - 1.090%, 11/20/2008 - 12/18/2008	875,155,867
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)3	15,531,202,584
		OTHER ASSETS AND LIABILITIES—NET—0.4%4	58,166,977
		TOTAL NET ASSETS—100%	$15,589,369,561

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                           0
Level 2 – Other Significant Observable Inputs                                                                                 15,531,202,584
Level 3 – Significant Unobservable Inputs                                                                                                                  0
   Total                                                                           $    15,531,202,584

Liberty U.S. Government Money Market Trust

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--61.2%
$1,500,000	1	Federal Farm Credit System Floating Rate Notes, 4.003%, 11/8/2008	$1,500,000
23,000,000	2	Federal Home Loan Bank System Discount Notes, 1.750% - 3.350%, 1/20/2009 - 10/8/2009	22,719,436
89,500,000	1	Federal Home Loan Bank System Floating Rate Notes, 0.540% - 4.575%, 11/3/2008 - 1/30/2009	89,489,054
29,745,000		Federal Home Loan Bank System Notes, 2.250% - 5.375%, 2/6/2009 - 7/17/2009	29,790,544
5,500,000	2	Federal Home Loan Mortgage Corp. Discount Notes, 2.600% - 2.700%, 2/19/2009 - 4/13/2009	5,449,885
15,500,000	1	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.170% - 4.248%, 11/10/2008 - 12/26/2008	15,508,955
1,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375%, 4/2/2009	1,000,000
25,500,000	2	Federal National Mortgage Association Discount Notes, 2.090% - 3.200%, 11/3/2008 - 10/7/2009	25,312,176
15,500,000	1	Federal National Mortgage Association Floating Rate Notes, 0.540% - 3.356%, 11/3/2008 - 1/28/2009	15,495,894
2,000,000		Federal National Mortgage Association Notes, 4.200% - 6.625%, 6/8/2009 - 9/15/2009	2,036,459
		TOTAL GOVERNMENT AGENCIES	208,302,403
		REPURCHASE AGREEMENTS--41.2%
16,000,000		Interest in $1,968,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,968,041,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,027,082,230.	16,000,000
6,030,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	6,030,000
6,000,000		Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	6,000,000
16,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,072,917 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/17/2018 and the market value of those underlying securities was $3,570,075,258.	16,000,000
9,000,000	3	Interest in $1,265,000,000 joint repurchase agreement 1.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,266,229,861 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,294,640,868.	9,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,040,042,501.	16,000,000
2,000,000	3	Interest in $498,000,000 joint repurchase agreement 2.30%, dated 9/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $499,049,950 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $508,936,272.	2,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $2,040,000,902.	16,000,000
5,000,000	3	Interest in $500,000,000 joint repurchase agreement 2.35%, dated 10/3/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $501,011,806 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,941,788.	5,000,000
16,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.24%, dated 10/31/2008 under which JP Morgan Securities, Inc. will repurchase securities provided as collateral for $1,700,034,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $1,734,749,070.	16,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,052,861,884.	16,000,000
16,000,000		Interest in $150,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,003,125 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/15/2038 and the market value of those underlying securities was $153,003,239.	16,000,000
		TOTAL REPURCHASE AGREEMENTS	140,030,000
		TOTAL INVESTMENTS – 102.4% (AT AMORTIZED COST)4	348,332,403
		OTHER ASSETS AND LIABILITIES – NET – (2.4)%5	(8,152,860)
		TOTAL NET ASSETS – 100%	$340,179,543

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 0
Level 2 – Other Significant Observable Inputs	348,332,403
Level 3 – Significant Unobservable Inputs	0
Total	$ 348,332,403

Money Market Management

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITY--0.4%
		Finance - Automotive--0.4%
$157,751	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	$157,751
		CERTIFICATES OF DEPOSIT--22.2%
		Finance - Banking--22.2%
2,500,000		Banco Santander, S.A., 2.880%, 11/18/2008	2,499,975
1,000,000		Compass Bank, Birmingham, 2.760%, 11/14/2008	1,000,000
2,000,000		Fifth Third Bank, Cincinnati, 3.250%, 2/4/2009	2,000,000
2,000,000		Natixis, 2.940%, 11/21/2008	2,000,000
500,000		UBS AG, 2.870%, 11/5/2008	500,000
		TOTAL CERTIFICATES OF DEPOSIT	7,999,975
		COLLATERALIZED LOAN AGREEMENT--2.8%
		Finance - Banking--2.8%
1,000,000		RBC Capital Markets Corp., 1.500%, 11/3/2008	1,000,000
		COMMERCIAL PAPER—35.9%3
		Finance - Automotive--5.5%
2,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.230%, 1/23/2009	1,985,106
		Finance - Banking--2.8%
1,000,000		Dexia Delaware LLC, 2.830%, 11/17/2008	998,742
		Finance - Commercial--8.3%
2,000,000	1,2	Tulip Funding Corp., 4.400%, 1/5/2009	1,984,111
1,000,000	1,2	Versailles Commercial Paper LLC, 3.050%, 11/4/2008	999,746
		TOTAL	2,983,857
		Finance - Retail--19.3%
2,000,000	1,2	Alpine Securitization Corp., 4.500%, 1/5/2009	1,983,750
2,000,000	1,2	Barton Capital LLC, 4.200%, 1/5/2009	1,984,833
2,000,000	1,2	Enterprise Funding Co. LLC, 2.780%, 11/18/2008	1,997,375
1,000,000	1,2	Sheffield Receivables Corp., 3.750%, 1/13/2009	992,396
		TOTAL	6,958,354
		TOTAL COMMERCIAL PAPER	12,926,059
		NOTES - VARIABLE --21.1%4
		Finance - Banking--19.7%
2,400,000		Bank of Montreal, 4.924%, 1/12/2009	2,400,000
1,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	1,000,000
285,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	285,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.620%, 11/6/2008	1,000,000
1,930,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	1,930,000
500,000		Svenska Handelsbanken, Stockholm, 4.418%, 1/6/2009	500,000
		TOTAL	7,115,000
		Finance - Commercial--1.4%
500,000		General Electric Capital Corp., 4.160%, 11/10/2008	500,000
		TOTAL NOTES - VARIABLE	7,615,000
		REPURCHASE AGREEMENT—17.0%
6,113,000		Interest in $5,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	6,113,000
		TOTAL INVESTMENTS – 99.4% (AT AMORTIZED COST)5	35,811,785
		OTHER ASSETS AND LIABILITIES – NET-- 0.6%6	223,453
		TOTAL NET ASSETS – 100%	$36,035,238

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $10,099,962, which represented 28.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2008, these liquid restricted securities amounted to $10,099,962, which represented 28.0% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for the interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:    The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ --
Level 2 – Other Significant Observable Inputs	35,811,785
Level 3 – Significant Unobservable Inputs	--
Total	$ 35,811,785

The following acronym is used throughout this portfolio:

LOC	--Letter of Credit

Municipal Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—99.6%1,2
		Alabama--1.6%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/ (Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	7,840,000
4,235,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	4,235,000
9,870,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	9,870,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.100%, 11/6/2008	10,000,000
1,085,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/ (Regions Bank, Alabama LOC), 2.650%, 11/5/2008	1,085,000
15,000,000		Columbia, AL IDB, (Series 1997), Weekly VRDNs (Alabama Power Co.), 2.400%, 11/5/2008	15,000,000
1,500,000		Montgomery, AL IDB, (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 2.700%, 11/6/2008	1,500,000
		TOTAL	54,030,000
		Alaska--0.3%
8,795,000	3,4	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.420%, 11/6/2008	8,795,000
		Arizona--0.7%
15,950,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 1.300%, 11/3/2008	15,950,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 1.900%, 11/6/2008	4,000,000
4,000,000		Yavapai County, AZ, IDA Solid Waste Disposal (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 1.580%, 11/6/2008	4,000,000
		TOTAL	23,950,000
		Arkansas--0.6%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 11/6/2008	5,630,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.110%, 11/6/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.960%, 11/6/2008	7,100,000
		TOTAL	20,730,000
		California--5.9%
49,800,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Daily VRDNs (899 Charleston LLC)/(LaSalle Bank, N.A. LOC), 1.790%, 11/3/2008	49,800,000
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.320%, 11/6/2008	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.150%, 11/5/2008	825,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.330%, 11/6/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 2.330%, 11/6/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.330%, 11/6/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.330%, 11/6/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.330%, 11/6/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 2.330%, 11/6/2008	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	2,000,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.150%, 11/5/2008	3,395,000
78,000,000		California State, GO Tax Exempt Notes, 9.00% CP, Mandatory Tender 11/6/2008	78,000,000
22,500,000		California State, GO Tax Exempt Notes, 9.50% CP, Mandatory Tender 11/10/2008	22,500,000
2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.100%, 11/5/2008	2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.570%, 11/6/2008	4,625,000
		TOTAL	200,485,000
		Connecticut--2.3%
4,600,000		Connecticut Development Authority (Series 1999), 1.90% CP (New England Power Co.), Mandatory Tender 12/9/2008	4,600,000
63,875,000		Connecticut State HEFA (Series C), Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 6.000%, 11/3/2008	63,875,000
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,180,570
		TOTAL	78,655,570
		Delaware--3.8%
34,700,000		Delaware EDA (Series 1997C), Daily VRDNs (Motiva Enterprises LLC), 1.100%, 11/3/2008	34,700,000
20,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 1.450%, 11/3/2008	20,000,000
73,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 1.500%, 11/3/2008	73,000,000
		TOTAL	127,700,000
		District of Columbia--2.0%
20,000,000	3,4	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 2.170%, 11/6/2008	20,000,000
44,330,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 3.21% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	44,330,000
3,795,000	3,4	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 1.630%, 11/6/2008	3,795,000
		TOTAL	68,125,000
		Florida--2.4%
14,000,000		Citizens Property Insurance Corp. FL (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,158,735
9,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.100%, 11/5/2008	9,000,000
5,000,000	3,4	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 2.070%, 11/6/2008	5,000,000
4,500,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 1.750%, 11/6/2008	4,500,000
5,000,000	3,4	Miami-Dade County, FL, Aviation, Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 2.030%, 11/6/2008	5,000,000
3,140,000		Miami-Dade County, FL, IDA (Series 1998), Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.930%, 11/5/2008	3,140,000
38,985,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 1.350%, 11/3/2008	38,985,000
		TOTAL	79,783,735
		Georgia--4.6%
28,800,000		Atlanta, GA, Urban Residential Finance Authority (Series 2004A), Weekly VRDNs (Commons R-2 LLC)/(Wachovia Bank N.A. LOC), 2.400%, 11/6/2008	28,800,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.100%, 11/6/2008	5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 2.300%, 11/6/2008	3,000,000
15,090,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.400%, 11/6/2008	15,090,000
4,000,000		DeKalb County, GA MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.550%, 11/6/2008	4,000,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 5.100%, 11/6/2008	16,000,000
6,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/ (SunTrust Bank LOC), 2.050%, 11/5/2008	6,475,000
17,145,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 2.050%, 11/5/2008	17,145,000
13,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 4.500%, 11/6/2008	13,430,000
13,600,000		Richmond County, GA, Development Authority (Series 2008A), Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 1.950%, 11/5/2008	13,600,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.500%, 11/5/2008	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.000%, 11/6/2008	19,000,000
		TOTAL	155,690,000
		Idaho--1.2%
26,000,000	3,4	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	26,007,617
15,500,000		Idaho State, 3.00% TANs, 6/30/2009	15,628,690
		TOTAL	41,636,307
		Illinois--2.2%
5,600,000		Chicago, IL MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 2.200%, 11/6/2008	5,600,000
7,810,000	3,4	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 2.650%, 11/6/2008	7,810,000
1,105,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 1.850%, 11/5/2008	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	10,500,000
450,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	450,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 11/5/2008	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 1.800%, 11/6/2008	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.120%, 11/6/2008	4,490,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 1.750%, 11/6/2008	4,925,000
3,730,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(LaSalle Bank, N.A. LOC), 2.120%, 11/6/2008	3,730,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 1.890%, 11/5/2008	2,860,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 1.950%, 11/6/2008	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 2.200%, 11/6/2008	5,600,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98%, TOBs, Mandatory Tender 8/1/2009	14,500,000
		TOTAL	73,800,000
		Indiana--3.9%
16,900,000		Hamilton Southeastern, IN School Corp., 2.00% TANs, 12/31/2008	16,909,538
775,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	775,000
10,000,000	3,4	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,001,340
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 2.200%, 11/6/2008	6,095,000
45,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-1), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 6.000%, 11/5/2008	45,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 4.100%, 11/5/2008	9,750,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	6,500,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,009,279
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 1.870%, 11/6/2008	6,000,000
6,300,000		Northwest Allen County, IN Schools, 3.00% TANs, 12/31/2008	6,304,067
1,600,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	1,600,000
		TOTAL	130,979,224
		Iowa--0.5%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 2.420%, 11/6/2008	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 2.420%, 11/6/2008	6,000,000
5,350,000	3,4	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,350,716
		TOTAL	16,650,716
		Kansas--1.0%
8,956,000	3,4	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	8,956,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/ (Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	6,000,000
9,285,000		Kansas Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 2.010%, 11/6/2008	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 1.950%, 11/6/2008	10,000,000
		TOTAL	34,241,000
		Kentucky--1.2%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 1.650%, 11/5/2008	8,500,000
9,500,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 1.900%, 11/6/2008	9,500,000
2,405,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.930%, 11/6/2008	2,405,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.200%, 11/6/2008	5,500,000
390,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 8.000%, 11/6/2008	390,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.200%, 11/6/2008	5,740,000
1,450,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.480%, 11/6/2008	1,450,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.200%, 11/6/2008	8,000,000
		TOTAL	41,485,000
		Louisiana--3.2%
3,667,000	3,4	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	3,667,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.140%, 11/6/2008	5,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/ (FNMA LOC), 2.000%, 11/6/2008	4,680,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 1.450%, 11/3/2008	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 1.450%, 11/3/2008	34,300,000
		TOTAL	107,647,000
		Maryland--0.4%
5,000,000		Maryland Community Development Administration - Residential Revenue (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
5,850,000		Maryland IDFA (Series 1999), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	5,850,000
2,730,000	3,4	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (GTD by BH Finance LLC)/(GTD by Landesbank Hessen-Thueringen LIQ), 1.950%, 11/6/2008	2,730,000
		TOTAL	13,580,000
		Massachusetts--0.8%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/7/2008	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 1.900%, 11/6/2008	4,500,000
10,000,000		Montachusett, MA Retional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,022,798
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,009,851
		TOTAL	28,532,649
		Michigan--0.9%
5,000,000	3,4	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,000,364
15,000,000	3,4	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	15,001,075
11,000,000		Wayne County, MI Airport Authority (Series E), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.950%, 11/5/2008	11,000,000
		TOTAL	31,001,439
		Minnesota--1.6%
2,200,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	2,200,000
6,440,000	3,4	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	6,440,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	450,000
5,550,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.730%, 11/6/2008	5,550,000
7,000,000	3,4	Minnesota State HFA (Series E-8), Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 1.870%, 11/6/2008	7,000,000
3,075,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	3,075,000
2,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	2,000,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	11,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	4,820,000
4,000,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	4,000,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	4,000,000
		TOTAL	52,785,000
		Mississippi--1.9%
12,000,000	3,4	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	12,000,000
1,700,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/ (Regions Bank, Alabama LOC), 2.650%, 11/6/2008	1,700,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 2.550%, 11/6/2008	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/ (Regions Bank, Alabama LOC), 2.550%, 11/6/2008	2,725,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/ (Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	9,800,000
7,300,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.000%, 11/6/2008	7,300,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	8,600,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/ (Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	9,790,000
8,190,000	3,4	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.000%, 11/5/2008	8,190,000
		TOTAL	65,535,000
		Missouri--2.4%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.370%, 11/6/2008	10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/ (Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 11/6/2008	4,000,000
32,573,500		Missouri State Housing Development Commission, 3.880% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	32,573,500
4,310,000	3,4	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 2.070%, 11/6/2008	4,310,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.370%, 11/6/2008	26,000,000
855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.200%, 11/6/2008	855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 11/6/2008	3,480,000
		TOTAL	81,218,500
		Montana--1.3%
37,700,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/ (Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	37,700,000
4,355,000	3,4	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.470%, 11/6/2008	4,355,000
2,075,000	3,4	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.020%, 11/6/2008	2,075,000
		TOTAL	44,130,000
		Multi State--10.8%
36,971,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-14), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	36,971,000
77,561,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	77,561,000
12,214,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	12,214,000
27,370,306	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	27,370,306
49,388,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.970%, 11/6/2008	49,388,000
76,300,000	3,4	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 2.220%, 11/6/2008	76,300,000
85,300,000	3,4	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 2.220%, 11/6/2008	85,300,000
		TOTAL	365,104,306
		Nebraska--0.6%
2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.800%, 11/6/2008	2,400,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	600,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/ (Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	2,000,000
10,720,000	3,4	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amber wood, LLC) /(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 2.540%, 11/6/2008	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.000%, 11/5/2008	5,700,000
		TOTAL	21,420,000
		Nevada--3.8%
66,000,000		Clark County, NV Airport System (Series 2008F), 3.00% BANs, 7/1/2009	66,452,396
7,140,000		Clark County, NV (Series 1997A), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,535,000
21,605,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.900%, 11/5/2008	21,605,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 1.950%, 11/6/2008	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/ (Citibank NA, New York LOC), 1.950%, 11/6/2008	16,500,000
		TOTAL	129,232,396
		New Hampshire--0.9%
965,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.600%, 11/5/2008	965,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.95% CP (New England Power Co.), Mandatory Tender 12/9/2008	30,000,000
		TOTAL	30,965,000
		New Jersey--0.7%
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,919,592
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,078,815
		TOTAL	22,998,407
		New Mexico--0.6%
1,180,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.800%, 11/6/2008	1,180,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.800%, 11/6/2008	3,930,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.530%, 11/5/2008	2,400,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 1.850%, 11/5/2008	10,000,000
2,025,000	3,4	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL) /(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,025,000
		TOTAL	19,535,000
		New York--4.5%
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,528,956
5,590,000		Hempstead (town), NY IDA, MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 2.000%, 11/6/2008	5,590,000
21,815,000	3,4	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP) /(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.900%, 11/6/2008	21,815,000
30,940,000		Long Island Power Authority, NY (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 7.000%, 11/6/2008	30,940,000
14,275,000	3,4	Nassau County, NY IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences) /(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.900%, 11/6/2008	14,275,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.050%, 11/6/2008	10,000,000
1,500,000		New York State HFA (Series 2006A: Avalon Bowery Place II), Weekly VRDNs (CVP III LLC)/ (Bank of America N.A. LOC), 1.950%, 11/5/2008	1,500,000
19,500,000	3,4	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 2.220%, 11/6/2008	19,500,000
40,000,000		Syracuse, NY (Series 2008), 2.75% RANs, 6/30/2009	40,182,308
		TOTAL	151,331,264
		North Carolina--3.3%
6,972,000		Charlotte, NC (Series 2005), 1.90% CP (KBC Bank N.V. LIQ), Mandatory Tender 11/20/2008	6,972,000
11,000,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.15% CP (Wachovia Bank N.A. LOC), Mandatory Tender 11/7/2008	11,000,000
300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.), 2.000%, 11/5/2008	300,000
4,675,000		North Carolina Capital Facilities Finance Agency (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 1.580%, 11/6/2008	4,675,000
61,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 2.400%, 11/6/2008	61,500,000
10,030,000	3,4	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	10,030,000
18,000,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 2.050%, 11/6/2008	18,000,000
		TOTAL	112,477,000
		North Dakota--0.4%
11,745,000		Richland County, ND Solid Waste Disposal (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.370%, 11/6/2008	11,745,000
		Ohio--1.7%
10,000,000	3,4	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,000,882
11,945,000		Greene County, OH Hospital Facilities Revenue Authority (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	11,945,000
13,000,000	3,4	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	13,001,399
21,870,000	3,4	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	21,870,000
		TOTAL	56,817,281
		Oklahoma--0.8%
5,200,000		Blaine County, OK, IDA (Series 2000) Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.050%, 11/5/2008	5,200,000
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/6/2008	5,650,000
14,344,504	3,4	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3),Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	14,344,504
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 1.600%, 11/5/2008	2,500,000
		TOTAL	27,694,504
		Oregon--1.6%
1,000,000		Oregon State EDRB, (Series CXLVII) Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.600%, 11/1/2008	1,000,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,253,050
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 1.900%, 11/3/2008	1,900,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	10,000,000
		TOTAL	53,153,050
		Pennsylvania--1.6%
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.), 2.505%, 11/5/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 2.000%, 11/5/2008	2,500,000
10,000,000	3,4	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,000,679
8,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series A of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.900%, 11/3/2008	8,900,000
4,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series B of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.900%, 11/3/2008	4,400,000
19,200,000		Philadelphia, PA School District (Series 2008 B-2), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	19,200,000
		TOTAL	55,000,679
		Rhode Island--0.5%
3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.570%, 11/6/2008	3,220,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.620%, 11/5/2008	7,000,000
8,150,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 0.950%, 11/3/2008	8,150,000
		TOTAL	18,370,000
		South Carolina--2.5%
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 2.000%, 11/5/2008	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 1.630%, 11/5/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.000%, 11/5/2008	5,600,000
25,000,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 1.630%, 11/5/2008	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 2.000%, 11/5/2008	3,700,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	15,000,000
2,010,000	3,4	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.420%, 11/6/2008	2,010,000
		TOTAL	85,310,000
		South Dakota--0.4%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.420%, 11/6/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.000%, 11/6/2008	4,000,000
		TOTAL	13,850,000
		Tennessee--0.7%
1,000,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/ (Regions Bank, Alabama LOC), 2.470%, 11/6/2008	1,000,000
1,200,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.050%, 11/6/2008	1,200,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.480%, 11/6/2008	12,300,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.150%, 11/5/2008	845,000
7,445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.650%, 11/6/2008	7,445,000
		TOTAL	22,790,000
		Texas--8.4%
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 1.350%, 11/3/2008	12,500,000
25,000,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2000), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 2.410%, 11/6/2008	25,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 2.200%, 11/5/2008	4,720,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	2,950,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.000%, 11/6/2008	9,400,000
10,405,000	3,4	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,405,000
5,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 1.250%, 11/3/2008	5,000,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 1.200%, 11/3/2008	70,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 1.650%, 11/5/2008	7,800,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 1.650%, 11/5/2008	12,500,000
3,500,000		Harris County, TX HFDC (Series 2006C), Daily VRDNs (Methodist Hospital, Harris County, TX), 1.250%, 11/3/2008	3,500,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 4.100%, 11/6/2008	7,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 1.650%, 11/5/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 1.650%, 11/5/2008	15,000,000
9,815,000	3,4	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	9,815,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.050%, 11/6/2008	2,140,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/ (FHLMC LOC), 1.950%, 11/6/2008	13,000,000
9,985,000	3,4	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 2.170%, 11/6/2008	9,985,000
125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	126,395,205
		TOTAL	284,280,205
		Utah--0.1%
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.000%, 11/6/2008	4,000,000
		Vermont--0.0%
670,000	3,4	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	670,000
		Virginia--2.5%
35,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.06% CP (Virginia Electric & Power Co.), Mandatory Tender 12/10/2008	35,300,000
5,000,000	3,4	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	5,000,000
5,205,000	3,4	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	5,205,000
12,000,000		Metropolitan Washington, DC Airports Authority (Subseries A), 4.50% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 11/5/2008	12,000,000
25,950,000		Roanoke, VA, IDA (Series 2005B-1), Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	25,950,000
2,000,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	2,000,000
		TOTAL	85,455,000
		Washington--2.3%
12,450,000	3,4	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.250%, 11/6/2008	12,450,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.150%, 11/6/2008	9,000,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.000%, 11/6/2008	3,835,000
7,485,000	3,4	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.420%, 11/6/2008	7,485,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 2.370%, 11/6/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 2.370%, 11/6/2008	1,000,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/ (Wells Fargo Bank, N.A. LOC), 2.200%, 11/5/2008	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 2.180%, 11/5/2008	4,720,000
5,840,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC) /(Wells Fargo Bank, N.A. LOC), 2.200%, 11/5/2008	5,840,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.570%, 11/6/2008	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.020%, 11/6/2008	4,500,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 2.100%, 11/6/2008	5,350,000
		TOTAL	76,090,000
		West Virginia--2.2%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.05% CP (Virginia Electric & Power Co.), Mandatory Tender 12/9/2008	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/ (PNC Bank, N.A. LOC), 2.080%, 11/6/2008	3,760,000
62,100,000		West Virginia Public Energy Authority (1989 Series A), 1.95% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 12/4/2008	62,100,000
		TOTAL	74,860,000
		Wisconsin--2.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.070%, 11/6/2008	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.070%, 11/6/2008	4,000,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission (Series 2007A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	20,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 1.850%, 11/5/2008	800,000
1,090,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.430%, 11/6/2008	1,090,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 2.200%, 11/6/2008	5,500,000
2,300,000		Milwaukee, WI (Series 1997), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	2,300,000
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.430%, 11/6/2008	8,000,000
13,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.950%, 11/5/2008	13,000,000
4,900,000		Wisconsin State HEFA (Series 2008), Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.230%, 11/6/2008	4,900,000
		TOTAL	69,090,000
		TOTAL INVESTMENTS---99.6% (AT AMORTIZED COST)5	3,373,405,232
		OTHER ASSETS AND LIABILITIES—NET---0.4%6	13,437,177
		TOTAL NET ASSETS---100%	$3,386,842,409
Securities that are subject to the federal alternative minimum tax (AMT) represent 75.5% of the portfolio as calculated based on total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value
	First Tier	Second Tier
	95.0%	5.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $747,195,882, which represented 22.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2008, these liquid restricted securities amounted to $747,195,882, which represented 22.1% of total net assets.

5	Also represents cost for federal tax purposes.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ----
Level 2 – Other Significant Observable Inputs	3,373,405,232
Level 3 – Significant Unobservable Inputs	---
Total	$ 3,373,405,232

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Prime Cash Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Finance - Automotive--1.9%
$36,663,486	1,2	Bank of America Auto Trust 2008-1, Class A1, 2.953%, 9/21/2009	$36,663,486
4,596,951	1	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	4,596,951
3,016,350		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	3,016,350
14,398,237		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	14,398,237
48,713,584	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	48,713,584
22,305,629	1,2	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	22,305,629
20,344,237		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	20,344,237
2,054,187		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	2,054,188
12,280,672		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	12,280,672
		TOTAL	164,373,334
		Finance - Equipment--0.3%
24,667,233		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	24,667,233
3,067,910		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	3,067,910
		TOTAL	27,735,143
		TOTAL ASSET-BACKED SECURITIES	192,108,477
		CERTIFICATES OF DEPOSIT--29.1%
		Finance - Banking--29.1%
125,000,000		Banco Santander, S.A., 2.800% - 3.100%, 11/18/2008 - 1/9/2009	124,999,494
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
366,600,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	366,600,000
200,000,000		Calyon, Paris, 3.150%, 2/13/2009 - 3/9/2009	200,000,000
120,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	120,000,000
25,000,000		Comerica Bank, 2.780%, 11/17/2008	25,000,000
50,000,000		Compass Bank, Birmingham, 2.760%, 11/14/2008	50,000,000
80,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	80,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
563,000,000		DePfa Bank PLC, 2.830% - 3.150%, 11/13/2008 - 1/9/2009	563,000,000
318,000,000		Fifth Third Bank, Cincinnati, 2.820% - 3.250%, 11/25/2008 - 3/4/2009	318,003,362
50,000,000		Mizuho Corporate Bank Ltd., 2.840%, 11/24/2008	50,000,000
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	100,000,000
78,000,000		SunTrust Bank, 3.170%, 2/24/2009	78,000,000
185,000,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	185,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,499,602,856
		COLLATERALIZED LOAN AGREEMENTS--3.3%
		Finance - Banking--3.3%
100,000,000		BNP Paribas Securities Corp., 1.200%, 11/3/2008	100,000,000
55,000,000		Barclays Capital, Inc., 1.250%, 11/3/2008	55,000,000
75,000,000		Greenwich Capital Markets, Inc., 3.200%, 1/6/2009	75,000,000
50,000,000		RBC Capital Markets Corp., 1.500%, 11/3/2008	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	280,000,000
		COMMERCIAL PAPER--13.1%3
		Finance - Banking--8.4%
35,000,000	1,2	Allied Irish Banks North America, Inc., 2.830%, 11/28/2008	34,925,712
135,000,000	1,2	Bank of Ireland, 3.110%, 2/23/2009	133,670,475
40,000,000		Citigroup Funding, Inc., 2.910%, 12/11/2008	39,870,667
150,000,000		Dexia Delaware LLC, 2.830%, 11/17/2008	149,811,333
50,000,000	1,2	Fountain Square Commercial Funding Corp., 2.500%, 11/3/2008	49,993,056
172,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.050% - 3.120%, 1/22/2009 - 3/5/2009	170,593,361
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	49,935,444
91,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.825%, 12/1/2008	90,785,771
		TOTAL	719,585,819
		Finance - Commercial--2.4%
201,000,000	1,2	Versailles Commercial Paper LLC, 1.500%, 11/3/2008	200,983,250
		Finance - Retail--2.1%
50,000,000	1,2	Barton Capital LLC, 2.800%, 11/14/2008	49,949,444
134,000,000	1,2	Enterprise Funding Co. LLC, 2.780%, 11/18/2008 - 11/19/2008	133,819,532
		TOTAL	183,768,976
		Pharmaceuticals and Health Care--0.2%
15,000,000	1,2	AstraZeneca PLC, 2.680%, 1/13/2009	14,918,483
		TOTAL COMMERCIAL PAPER	1,119,256,528
		CORPORATE BONDS--0.3%
		Retail--0.3%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,319,151
		CORPORATE NOTES--0.7%
		Finance - Banking--0.7%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	61,075,062
		MUNICIPALS--0.3%
		Municipal--0.3%
27,000,000		Lucas County, OH, 3.550%, 8/27/2009	27,000,000
		NOTES – VARIABLE--37.2%4
		Electronics--1.5%
125,000,000	1,2	IBM International Group Capital LLC, (GTD by IBM Corp.), 3.031%, 11/26/2008	125,000,000
		Finance - Banking--30.7%
3,070,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,070,000
3,540,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 6.000%, 11/6/2008	3,540,000
2,061,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	2,061,000
4,220,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,220,000
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	920,000
2,000,000		Albuquerque, NM, Series 1997, El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 3.850%, 11/6/2008	2,000,000
1,720,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,720,000
7,065,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	7,065,000
200,000,000	1,2	Australia & New Zealand Banking Group, Melbourne, 3.214%, 12/5/2008	200,000,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 3.037%, 12/10/2008	85,000,000
3,553,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,553,000
183,500,000		Bank of Ireland, 2.865% - 4.588%, 11/12/2008 - 12/8/2008	183,400,955
519,070,000		Bank of Montreal, 2.829% - 4.924%, 11/14/2008 - 1/12/2009	519,016,166
70,000,000	1,2	Bank of Montreal, 4.545%, 11/5/2008	70,000,000
75,000,000		Bank of Scotland, Edinburgh, 2.924%, 11/14/2008	75,000,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.500%, 11/6/2008	7,690,000
470,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.100%, 11/6/2008	470,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,620,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.500%, 11/7/2008	865,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.340%, 11/6/2008	4,615,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.840%, 11/6/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 4.250%, 11/6/2008	545,000
5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 4.130%, 11/3/2008	5,215,000
150,000,000		Calyon, Paris, 3.068%, 12/11/2008	150,000,000
2,040,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,040,000
10,295,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	10,295,000
15,467,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 3.200% - 4.500%, 11/6/2008	15,467,000
7,899,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	7,899,000
1,020,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	1,020,000
2,262,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	2,262,000
8,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	8,100,000
3,025,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,025,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	2,900,000
5,125,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,125,000
70,000,000	1,2	Commonwealth Bank of Australia, Sydney, 4.350%, 1/3/2009	70,000,000
4,095,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,095,000
4,320,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,320,000
150,000,000		DePfa Bank PLC, 2.919%, 12/15/2008	150,000,000
2,285,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/6/2008	2,285,000
7,385,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,385,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 4.000%, 11/5/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/6/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,585,000
5,500,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,500,000
251,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	251,000
10,230,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	10,230,000
1,625,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,625,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 3.420%, 11/6/2008	5,360,000
1,785,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 6.000%, 11/6/2008	1,785,000
840,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 4.250%, 11/6/2008	840,000
3,000,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.750%, 11/5/2008	3,000,000
3,490,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	3,490,000
9,565,000		Guiding Light Church, Series 2005, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	9,565,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,625,000
22,840,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	22,840,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.550%, 11/7/2008	8,055,000
6,774,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	6,774,000
7,565,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	7,565,000
4,130,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	5,125,000
4,660,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,660,000
3,620,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 3.168%, 11/6/2008	3,620,000
8,910,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	8,910,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 3.250%, 11/6/2008	830,000
6,400,000		LCT Holdings LLC, Series 2008, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	6,400,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,455,000
5,000,000	1,2	Los Angeles, CA, MERLOTS (Series 2000 A)/(H&H Theatre)/(Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	5,000,000
7,000,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 6.000%, 11/4/2008	7,000,000
1,995,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.550%, 11/7/2008	1,995,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.500%, 11/7/2008	1,610,000
5,000,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,000,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,300,000
625,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 4.750%, 11/6/2008	625,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 4.000%, 11/5/2008	2,700,000
760,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	760,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (J.P. Morgan Chase & Co. LOC), 3.150%, 11/6/2008	10,000,000
9,365,000		Mississippi Business Finance Corp., East Group Properties, LP Series 2002, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	9,365,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 8.120%, 11/6/2008	1,130,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 4.000%, 11/6/2008	2,725,000
65,000,000		Morgan Stanley, 4.152%, 11/3/2008	65,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 1/6/2009	100,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 5.550%, 11/5/2008	2,565,000
6,490,000		Newport, KY Industrial Building Revenue Bonds, Series 2008A-4, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	6,490,000
2,645,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/6/2008	2,645,000
295,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 4.750%, 11/4/2008	295,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 6.000%, 11/6/2008	9,960,000
1,025,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 6.000%, 11/6/2008	1,025,000
3,595,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,595,000
1,600,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 5.120%, 11/6/2008	1,600,000
6,045,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 4.840%, 11/6/2008	6,045,000
6,510,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	6,510,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 5.500%, 11/6/2008	3,075,000
4,600,250		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	4,600,250
8,250,000		Robinette Co., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	8,250,000
50,000,000		Royal Bank of Canada, Montreal, 3.215%, 1/2/2009	50,000,000
115,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490% - 1.495%, 11/3/2008	115,000,000
40,000,000	1,2	Royal Bank of Scotland PLC, Edinburgh, 2.991%, 11/21/2008	40,000,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	2,400,000
3,005,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 3.370%, 11/6/2008	3,005,000
3,520,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	3,520,000
9,800,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 4.800%, 11/6/2008	9,800,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.840%, 11/6/2008	6,300,000
160,000,000		Svenska Handelsbanken, Stockholm, 3.160% - 4.418%, 11/20/2008 - 1/6/2009	160,000,000
105,000,000	1,2	Svenska Handelsbanken, Stockholm, 3.885%, 1/26/2009	104,994,487
1,965,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,965,000
1,825,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,825,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,540,000
45,000,000	1,2	Union Hamilton Special Purpose Funding LLC, Series 2008-2, (Wachovia Corp. LOC), 3.319%, 12/15/2008	45,000,000
2,170,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.500%, 11/7/2008	2,170,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	2,595,000
640,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 6.000%, 11/6/2008	640,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 4.000%, 11/6/2008	540,000
8,320,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	8,320,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 5.120%, 11/6/2008	4,055,000
4,725,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,725,000
730,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	730,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	2,485,000
		TOTAL	2,629,203,858
		Finance-Brokerage—0.9%
81,000,000	1,2	Merrill Lynch & Co., Inc., 4.438%, 11/17/2008	81,000,000
		Finance - Commercial--0.7%
2,750,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 7.500%, 11/6/2008	2,750,000
59,500,000		General Electric Capital Corp., 4.160%, 11/10/2008	59,500,000
		TOTAL	62,250,000
		Insurance--2.9%
25,000,000		Hartford Life Insurance Co., 3.101% - 3.111%, 11/3/2008 – 12/1/2008	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 3.367%, 12/10/2008	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 3.129% - 4.089%, 11/19/2008 – 12/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 3.181% - 4.313%, 11/29/2008 – 1/2/2009	45,000,000
35,000,000		Monumental Life Insurance Co., 4.100% - 4.303%, 11/1/2008	35,000,000
32,000,000	1,2	Pacific Life Global Funding, 3.053% - 4.115%, 11/4/2008 – 11/10/2008	32,000,015
25,000,000		Transamerica Occidental Life Insurance Co., 4.303%, 1/2/2009	25,000,000
		TOTAL	252,000,015
		Oil & Oil Finance--0.5%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	40,000,000
		TOTAL NOTES - VARIABLE	3,189,453,873
		REPURCHASE AGREEMENTS--13.3%
		Finance - Banking--13.3%
939,272,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	939,272,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 0.35%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,014,583 on 11/3/2008. The securities provided as collateral at the end of the period U.S. Government Agency securities with various maturities to 4/3/2018 and the market value of those underlying securities was $510,015,393.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	1,139,272,000
		TOTAL INVESTMENTS—99.5% (AT AMORTIZED COST)5	8,530,087,947
		OTHER ASSETS AND LIABILITIES – NET—0.5%6	44,656,240
		TOTAL NET ASSETS—100%	$8,574,744,187

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $1,503,534,104, which represented 17.5% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2008, these liquid restricted securities amounted to $1,498,937,153, which represented 17.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$4,596,951
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	---
Level 2 – Other Significant Observable Inputs	$ 8,530,087,947
Level 3 – Significant Unobservable Inputs	---
Total	$ 8,530,087,947

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

Prime Management Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.3%
		Finance - Automotive--1.8%
$1,532,317	1	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	$1,532,317
4,729,294	1	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	4,729,294
3,619,620		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	3,619,620
14,197,612	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	14,197,612
5,948,168	1,2	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	5,948,168
6,106,865		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	6,106,864
2,266,231		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	2,266,231
		TOTAL	38,400,106
		Finance - Equipment--0.5%
6,048,801	1	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6,048,801
5,034,129		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	5,034,129
		TOTAL	11,082,930
		TOTAL ASSET-BACKED SECURITIES	49,483,036
		CERTIFICATES OF DEPOSIT--28.5%
		Finance - Banking--28.5%
20,000,000		Banco Santander, SA, 3.100%, 1/9/2009	20,000,000
25,000,000		Bank of Ireland, 3.170%, 2/17/2009	25,000,000
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
35,000,000		Barclays Bank PLC, 2.960% - 3.060%, 11/21/2008 – 2/23/2009	35,000,000
110,000,000		Calyon, Paris, 3.100% - 3.150%, 1/12/2009 - 3/9/2009	110,000,000
25,000,000		Canadian Imperial Bank of Commerce, 3.140%, 2/11/2009	25,000,000
30,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	30,000,000
15,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	15,000,000
25,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	25,000,000
55,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 2/23/2009	55,000,000
25,000,000		Mizuho Corporate Bank Ltd., 2.840%, 11/24/2008	25,000,000
85,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	85,000,000
40,000,000		Wachovia Bank NA, 3.150%, 1/7/2009	40,000,000
80,000,000		Wilmington Trust Co., 2.900%, 11/12/2008 - 11/18/2008	80,000,000
		TOTAL CERTIFICATES OF DEPOSIT	620,000,000
		COLLATERALIZED LOAN AGREEMENTS--2.4%
		Finance - Banking--2.4%
15,000,000		Greenwich Capital Markets, Inc., 3.200%, 1/6/2009	15,000,000
37,000,000		RBC Capital Markets Corp., 1.500%, 11/3/2008	37,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	52,000,000
		COMMERCIAL PAPER—27.9%3
		Finance - Automotive--6.0%
130,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.900% - 3.320%, 11/17/2008 - 2/10/2009	129,929,516
		Finance - Banking—7.5%
30,000,000	1,2	Bank of Ireland, 3.110%, 2/23/2009	29,704,550
35,000,000		Dexia Delaware LLC, 2.830%, 11/17/2008	34,955,978
50,000,000	1,2	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 3.100%, 3/2/2009	49,479,028
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.825%, 12/1/2008	49,882,292
		TOTAL	164,021,848
		Finance - Commercial--3.7%
50,000,000	1,2	Tulip Funding Corp., 2.810%, 12/1/2008	49,882,917
30,000,000	1,2	Versailles Commercial Paper LLC, 3.050%, 11/6/2008	29,987,292
		TOTAL	79,870,209
		Finance - Retail—10.7%
90,000,000	1,2	Alpine Securitization Corp., 3.350%, 1/14/2009	89,380,250
50,000,000	1,2	Amsterdam Funding Corp., 2.780%, 11/21/2008	49,922,778
20,000,000	1,2	Barton Capital LLC, 2.790%, 11/13/2008	19,981,400
75,000,000	1,2	Enterprise Funding Co. LLC, 2.780%, 11/18/2008 - 11/19/2008	74,899,611
		TOTAL	234,184,039
		TOTAL COMMERCIAL PAPER	608,005,612
		NOTES – VARIABLE --26.9%4
		Finance - Banking--20.9%
2,500,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,500,000
836,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 4.470%, 11/6/2008	836,000
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 3.150%, 11/6/2008	11,490,000
1,695,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 4.000%, 11/6/2008	1,695,000
572,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	572,000
7,743,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,743,000
42,600,000		Bank of Montreal, 3.245% - 4.924%, 12/8/2008 – 1/12/2009	42,600,000
45,000,000		Bank of Scotland, Edinburgh, 2.924%, 11/14/2008	45,000,000
10,550,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	10,550,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	13,500,000
3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.100%, 11/6/2008	3,235,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.500%, 11/7/2008	865,000
3,155,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.150%, 11/6/2008	3,155,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.500%, 11/6/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 5.840%, 11/6/2008	4,500,000
2,170,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 3.500%, 11/6/2008	2,170,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wachovia Bank N.A. LOC), 4.000%, 11/6/2008	1,500,000
30,000,000		DePfa Bank PLC, 2.919%, 12/15/2008	30,000,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.800%, 11/6/2008	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,790,000
560,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	560,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	885,000
3,580,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	3,580,000
2,710,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 4.000%, 11/6/2008	2,710,000
18,410,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.000%, 11/6/2008	18,410,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.200%, 11/6/2008	20,000,000
9,210,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	9,210,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/7/2008	1,615,000
5,000,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.500%, 11/6/2008	5,000,000
2,871,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	2,871,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 3.120%, 11/6/2008	3,000,000
200,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	200,000
25,000,000		Morgan Stanley, 4.153%, 11/3/2008	25,000,000
17,220,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	17,220,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 4.700%, 11/6/2008	3,000,000
418,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	418,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 3.820%, 11/6/2008	3,825,000
4,970,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 4.250%, 11/6/2008	4,970,000
30,000,000		Royal Bank of Canada, Montreal, 3.215%, 1/2/2009	30,000,000
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490%, 11/3/2008	20,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.620%, 11/6/2008	10,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	700,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 8.120%, 11/6/2008	2,600,000
50,000,000		Svenska Handelsbanken, Stockholm, 3.160% - 4.418%, 11/20/2008 - 1/6/2009	50,000,000
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.750%, 11/6/2008	520,000
		TOTAL	454,150,000
		Financial Brokerage--0.2%
5,000,000		Merrill Lynch & Co., Inc., 4.720%, 11/14/2008	5,000,000
		Insurance--5.3%
20,000,000		Genworth Life Insurance Co., 3.203% - 3.210%, 11/10/2008 – 12/1/2008	20,000,000
10,000,000		Hartford Life Global Funding Trust, 4.590%, 11/17/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 3.111%, 12/1/2009	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 4.088%, 12/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.181%, 11/1/2008	20,000,000
25,000,000	1,2	New York Life Global Funding, 2.904%, 11/13/2008	25,000,000
20,000,000	1,2	Pacific Life Global Funding, 3.053%, 11/10/2008	20,000,000
		TOTAL	115,000,000
		Oil & Oil Finance--0.5%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	584,150,000
		REPURCHASE AGREEMENT—11.6%
252,973,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	252,973,000
		TOTAL INVESTMENTS---99.6% (AT AMORTIZED COST)5	2,166,611,648
		OTHER ASSETS AND LIABILITIES---NET---0.4%6	7,969,092
		TOTAL NET ASSETS---100%	$2,174,580,740

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $470,694,018, which represented 21.6% of total net                assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Funds Board of Trustees.  At October 31, 2008, these liquid restricted securities amounted to $458,383,606, which represented 21.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at October 31, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$1,532,317
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$4,729,294
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$6,048,801

3	Discount rate at time of purchase for discount issuers, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ----
Level 2 – Other Significant Observable Inputs	2,166,611,648
Level 3 – Significant Unobservable Inputs	---
Total	$ 2,166,611,648

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Prime Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.4%
$64,014,446	1,2	Bank of America Auto Trust 2008-1, Class A1, 2.954%, 9/21/2009	$64,014,446
9,040,671	1	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	9,040,671
27,694,563		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	27,694,563
15,081,749		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	15,081,749
9,976,112		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	9,976,112
6,335,224		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	6,335,224
102,538,309	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	102,538,309
39,158,771	1,2	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	39,158,771
21,565,852		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	21,565,852
21,671,774		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	21,671,774
		TOTAL	317,077,471
		Finance - Equipment--0.2%
48,831,053		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	48,831,053
7,528,613		John Deere Owner Trust 2008-A, Class A1, 2.791%, 5/8/2009	7,528,613
		TOTAL	56,359,666
		TOTAL ASSET-BACKED SECURITIES	373,437,137
		CERTIFICATES OF DEPOSIT--21.8%
		Finance - Banking--21.8%
222,500,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/20/2009	222,499,520
102,000,000		Bank of Ireland, 3.170%, 2/17/2009	102,000,000
125,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	125,000,000
786,400,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	786,400,328
427,500,000		Calyon, Paris, 3.100% - 3.150%, 1/12/2009 - 3/9/2009	427,500,000
525,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/23/2009	525,000,000
70,000,000		Compass Bank, Birmingham, 2.740%, 11/5/2008	70,000,000
142,500,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	142,500,000
80,000,000		DNB Nor Bank ASA, 2.930%, 1/30/2009	80,000,000
275,000,000		DePfa Bank PLC, 2.900% - 3.150%, 11/28/2008 - 1/9/2009	275,000,000
58,000,000		Dexia Credit Local, 2.850%, 11/20/2008	58,000,000
430,000,000		Fifth Third Bank, Cincinnati, 2.820% - 3.250%, 11/25/2008 - 3/4/2009	430,003,362
80,000,000		HSBC Bank USA, 2.830%, 12/22/2008	80,002,148
80,000,000		Intesa Sanpaolo SpA, 2.790%, 11/13/2008	80,002,222
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.100%, 12/9/2008	250,000,000
165,000,000		Mizuho Corporate Bank Ltd., 2.830% - 2.840%, 11/21/2008 - 11/24/2008	165,000,319
100,000,000		Regions Bank, Alabama, 2.760%, 11/14/2008	100,000,000
410,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.890% - 3.140%, 11/17/2008 - 3/12/2009	410,009,025
72,000,000		Societe Generale, Paris, 3.100%, 12/22/2008	72,000,000
72,000,000		Sumitomo Mitsui Banking Corp., 2.810%, 11/7/2008	72,000,000
372,000,000		SunTrust Bank, 3.000% - 3.170%, 12/30/2008 - 2/24/2009	372,000,000
35,500,000		UBS AG, 2.870%, 11/5/2008	35,500,000
98,000,000		Union Bank of California, N.A., 2.850%, 12/15/2008	98,000,000
169,300,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	169,300,000
		TOTAL CERTIFICATES OF DEPOSIT	5,147,716,924
		COLLATERALIZED LOAN AGREEMENTS--7.2%
		Finance - Banking--7.2%
871,000,000		BNP Paribas Securities Corp., 1.217%, 11/3/2008	871,000,000
375,000,000		Barclays Capital, Inc., 1.267%, 11/3/2008	375,000,000
150,000,000		Greenwich Capital Markets, Inc., 3.244%, 1/6/2009	150,000,000
306,000,000		RBC Capital Markets Corp., 1.521%, 11/3/2008	306,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,702,000,000
		COMMERCIAL PAPER --17.5%3
		Finance - Automotive--4.8%
208,000,000		DRAC LLC, (A1+/P1 Series), 2.750%, 11/3/2008	207,968,222
943,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250% - 4.500%, 11/3/2008 - 4/15/2009	930,531,728
		TOTAL	1,138,499,950
		Finance - Banking--11.3%
153,000,000	1,2	Bank of Ireland, 3.110%, 2/23/2009	151,493,205
260,000,000		Citigroup Funding, Inc., 2.890% - 3.260%, 12/2/2008 - 2/18/2009	258,703,317
72,000,000		Commonwealth Bank of Australia, Sydney, 2.800%, 11/7/2008	72,000,119
74,000,000		DNB Nor Bank ASA, 2.710% - 2.980%, 11/21/2008 - 12/29/2008	73,820,353
100,000,000		Dexia Delaware LLC, 2.670%, 11/13/2008	99,911,333
82,000,000	1,2	ForeningsSparbanken AB, 3.020%, 12/5/2008	81,767,667
280,000,000	1,2	Fountain Square Commercial Funding Corp., 2.500%, 11/3/2008	279,961,111
389,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.030% - 3.150%, 12/22/2008 - 3/13/2009	385,467,661
259,300,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 2.910% - 3.090%, 11/18/2008 - 12/19/2008	258,358,309
240,000,000	1,2	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.090% - 3.130%, 1/20/2009 - 3/2/2009	238,059,915
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 2.700%, 11/5/2008	15,170,000
100,000,000		PNC Funding Corp., (GTD by PNC Financial Services Group), 2.870%, 12/29/2008	99,540,833
111,000,000	1,2	Picaros Funding LLC, (GTD by KBC Bank NV), 2.820%, 12/1/2008 - 12/15/2008	110,683,220
190,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905% - 3.160%, 11/17/2008 - 2/26/2009	188,949,440
166,000,000		Sanpaolo IMI US Financial Co., 3.100% - 3.110%, 3/5/2009 - 3/10/2009	164,216,595
38,006,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.790%, 11/26/2008	37,932,627
152,300,000		Swedbank AB, 2.990% - 3.010%, 11/14/2008 - 12/4/2008	152,003,875
		TOTAL	2,668,039,580
		Finance - Retail--1.1%
10,000,000	1,2	Alpine Securitization Corp., 3.350%, 1/14/2009	9,931,139
250,000,000	1,2	Barton Capital LLC, 3.250%, 1/5/2009 - 1/15/2009	248,397,570
		TOTAL	258,328,709
		Insurance--0.3%
80,000,000		MetLife Funding, Inc., 3.080%, 12/31/2008	79,593,333
		TOTAL COMMERCIAL PAPER	4,144,461,572
		CORPORATE BONDS--0.4%
		Finance - Banking--0.1%
15,500,000		Bank of America Corp., 5.875%, 2/15/2009	15,605,711
		Finance - Commercial--0.3%
65,000,000		General Electric Capital Corp., 3.262%, 2/2/2009	65,018,748
		TOTAL CORPORATE BONDS	80,624,459
		CORPORATE NOTES--0.5%
		Finance - Banking--0.5%
24,874,000		Royal Bank of Canada, Montreal, 3.875%, 5/4/2009	25,008,269
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	86,523,004
		TOTAL CORPORATE NOTES	111,531,273
		GOVERNMENT AGENCIES--0.0%
		Government Agency--0.0%
6,350,000		FHLB System, 2.770%, 12/22/2008	6,325,261
		NOTES - VARIABLE --36.9%4
		Consumer Staples--0.3%
63,000,000		Procter & Gamble Co., 2.844%, 12/9/2008	63,000,000
		Electrical Equipment--0.4%
2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 4.700%, 11/6/2008	2,090,000
36,000,000		General Electric Co., 2.854%, 12/9/2008	36,000,345
50,926,133		Northwest Airlines, Inc., (GTD by General Electric Co.), 6.750%, 11/3/2008	50,926,133
		TOTAL	89,016,478
		Electronics--0.9%
206,690,000	1,2	IBM International Group Capital LLC, (GTD by IBM Corp.), 3.031%, 12/26/2008	206,690,000
		Finance - Automotive--1.9%
194,985,000	1,2	American Honda Finance Corp., 2.829% - 2.961%, 11/7/2008 - 12/12/2008	194,905,255
247,560,000		Toyota Motor Credit Corp., 0.740% - 4.288%, 11/3/2008 - 11/19/2008	247,560,000
		TOTAL	442,465,255
		Finance - Banking--23.4%
4,425,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 6.000%, 11/6/2008	4,425,000
74,000,000		Abbey National Treasury Services PLC, 4.828%, 11/13/2008	74,000,000
3,555,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,555,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.370%, 11/6/2008	3,165,000
37,000,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 5.000%, 11/6/2008	37,000,000
3,230,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 6.000%, 11/6/2008	3,230,000
83,000,000	1,2	Australia & New Zealand Banking Group, Melbourne, 3.214%, 12/5/2008	83,000,000
5,200,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,200,000
40,000,000		Bank of America N.A., 4.350%, 1/3/2009	40,000,000
270,000,000		Bank of Ireland, 2.865% - 4.259%, 12/8/2008 - 1/22/2009	269,981,340
648,605,000		Bank of Montreal, 2.814% - 4.924%, 11/10/2008 - 12/18/2008	648,488,727
40,000,000	1,2	Bank of Montreal, 4.545%, 11/5/2008	40,000,000
18,000,000	1,2	Bank of New York Mellon, 4.304%, 11/7/2008	18,000,000
73,000,000	1,2	Bank of Nova Scotia, Toronto, 4.570%, 1/9/2009	73,000,000
535,000,000		Bank of Scotland, Edinburgh, 2.924% - 4.768%, 11/6/2008 - 11/14/2008	535,000,000
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.100%, 11/6/2008	8,830,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.250%, 11/5/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.271%, 11/5/2008	2,300,000
4,580,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.500%, 11/7/2008	4,580,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 4.850%, 11/6/2008	15,000,000
13,290,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 5.650%, 11/6/2008	13,290,000
209,000,000		Calyon, Paris, 3.068% - 4.615%, 12/11/2008 - 1/16/2009	208,951,824
14,695,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	14,695,000
6,700,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	6,700,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 5.750%, 11/5/2008	5,600,000
6,875,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	6,875,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	5,500,000
5,287,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 3.300%, 11/6/2008	5,287,000
1,572,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	1,572,000
603,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	603,000
1,002,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 4.500%, 11/6/2008	1,002,000
1,439,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 11/6/2008	1,439,000
1,088,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 11/6/2008	1,088,000
2,063,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 11/6/2008	2,063,000
3,514,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 11/6/2008	3,514,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 3.168%, 11/6/2008	2,350,000
130,000		Charter Lakes Capital LLC, (Series 2006-A), (U.S. Bank, N.A. LOC), 3.800%, 11/6/2008	130,000
8,700,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.600%, 11/7/2008	8,700,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 6.000%, 11/6/2008	695,000
730,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 5.750%, 11/5/2008	730,000
74,000,000	1,2	Commonwealth Bank of Australia, Sydney 3.051% - 4.350%, 11/3/2008 – 1/3/2009	74,000,000
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.840%, 11/6/2008	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	6,655,000
64,025,000		Cook County, IL, (Series 2002 A), 6.000%, 11/5/2008	64,025,000
23,050,000		Cooperative District of Prattville, Bass Pro Project (Series 2006), (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	23,050,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 6.000%, 11/6/2008	3,725,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.120%, 11/6/2008	6,745,000
40,000,000	1,2	Danske Corp., Inc., 2.884%, 11/15/2008	40,000,000
200,000,000		DePfa Bank PLC, 2.919%, 12/15/2008	200,000,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 4.000%, 11/6/2008	11,700,000
79,000,000		Deutsche Bank AG, 3.414%, 12/22/2008	79,000,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/6/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,200,000
6,600,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 4.870%, 11/6/2008	6,600,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 3.000%, 11/6/2008	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 6.500%, 11/6/2008	23,300,000
5,445,000	1,2	GDG Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,445,000
11,860,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 6.000%, 11/6/2008	11,860,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 5.800%, 11/5/2008	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 5.750%, 11/5/2008	13,010,000
5,155,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 3.370%, 11/6/2008	5,155,000
5,600,000		H & P Holdings LLC, (Series 2001), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,600,000
8,810,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	8,810,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,925,000
152,000,000	1,2	ING Bank NV, 3.169% - 3.726%, 12/15/2008 - 12/26/2008	152,000,000
7,940,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,940,000
4,480,000		J & E Land Co., (Series 2003), (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	4,480,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 3.370%, 11/5/2008	3,400,000
15,330,000		Janus Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	15,330,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 7.000%, 11/5/2008	6,000,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.550%, 11/5/2008	2,455,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.550%, 11/5/2008	1,575,000
4,585,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 6.350%, 11/7/2008	4,585,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	6,440,000
97,000,000		Lloyds TSB Group PLC, 3.102%, 11/7/2008	97,000,000
5,165,000	1,2	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 4.120%, 11/6/2008	18,750,000
4,650,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 7.000%, 11/6/2008	4,650,000
11,000,000		Luxor Management Co., Inc., (Series 2008), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	11,000,000
410,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 3.320%, 11/6/2008	410,000
4,485,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 6.000%, 11/4/2008	4,485,000
4,170,000		McCulloughSnappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.500%, 11/7/2008	4,170,000
1,612,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 4.500%, 11/6/2008	1,612,000
8,115,000		Mississippi Business Finance Corp., (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	8,115,000
2,400,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	2,400,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 6.750%, 11/6/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	17,000,000
5,720,000		Mobile, AL Medical Clinic Board - Spring Hill, Spring Hill Medical Complex, Inc. 2003-A, (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	5,720,000
55,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 3.000%, 11/5/2008	54,600,000
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 8.000%, 11/6/2008	900,000
26,200,000		Nordea Bank Finland PLC, 3.683%, 11/3/2008	26,190,694
4,875,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 4.000%, 11/6/2008	4,875,000
11,415,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 4.000%, 11/6/2008	11,415,000
9,000,000		North Texas Higher Education Authority, Inc., (DePfa Bank PLC LOC), 8.250%, 11/5/2008	9,000,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.600%, 11/5/2008	79,800,000
4,025,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	4,025,000
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.820%, 11/6/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 4.600%, 11/5/2008	6,650,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 3.210%, 11/6/2008	9,705,000
7,000,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	7,000,000
22,655,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	22,655,000
3,825,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,825,000
200,000,000		Royal Bank of Canada, Montreal, 3.215%, 1/2/2009	200,000,000
86,000,000	1,2	Royal Bank of Canada, Montreal, 4.960%, 11/17/2008	86,000,000
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490% - 1.495%, 11/3/2008	220,000,000
125,000,000	1,2	Royal Bank of Scotland PLC, Edinburgh, 2.991% - 3.219%, 11/21/2008 - 1/15/2009	125,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 4.750%, 11/7/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.620%, 11/6/2008	19,000,000
930,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.800%, 11/5/2008	930,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	11,100,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 5.920%, 11/6/2008	18,960,000
6,700,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 5.920%, 11/6/2008	6,700,000
95,000,000		Societe Generale, Paris, 3.285%, 12/4/2008	95,000,000
10,540,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 4.750%, 11/6/2008	10,540,000
1,980,000		Springfield Ltd. Partnership, (UBS AG LOC), 4.500%, 11/6/2008	1,980,000
810,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.550%, 11/6/2008	810,000
1,365,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 3.450%, 11/6/2008	1,365,000
90,300,000		Svenska Handelsbanken, Inc., 5.139%, 1/13/2009	90,300,000
71,000,000	1,2	Svenska Handelsbanken, Stockholm, 3.885%, 11/26/2008	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 4.418%, 1/6/2009	130,000,000
5,475,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 6.250%, 11/6/2008	5,475,000
50,000,000	1,2	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.704%, 12/22/2008	50,000,000
50,000,000	1,2	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (Wachovia Corp. LOC), 3.319%, 12/15/2008	50,000,000
11,900,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	11,900,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.500%, 11/5/2008	1,100,000
1,043,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 10.000%, 11/6/2008	1,043,000
1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 6.250%, 11/6/2008	1,065,000
431,000,000		Wachovia Bank N.A., 2.990% - 4.608%, 11/24/2008 - 1/27/2009	430,990,010
55,000,000		Wells Fargo & Co., 3.380%, 12/23/2008	55,034,757
74,660,000		Wells Fargo Bank, N.A., 3.390%, 11/28/2008	74,660,000
8,905,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 7.840%, 11/6/2008	8,905,000
76,700,000		Westpac Banking Corp. Ltd., Sydney, 5.119%, 1/14/2009	76,700,000
75,000,000		Westpac Trust Securities NZ Ltd., 3.004%, 11/5/2008	74,945,821
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.840%, 11/6/2008	8,985,000
4,415,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 5.950%, 11/6/2008	4,415,000
		TOTAL	5,534,461,173
		Finance Brokerage--2.0%
43,075,000		Credit Suisse (USA), Inc., 4.190%, 11/7/2008	42,929,127
335,000,000		Merrill Lynch & Co., Inc., 3.435% - 4.720%, 11/14/2008 - 11/21/2008	335,000,000
109,500,000	1,2	Merrill Lynch & Co., Inc., 4.438%, 11/17/2008	109,500,000
		TOTAL	487,429,127
		Finance - Commercial--0.9%
192,000,000		General Electric Capital Corp., 2.859% - 4.160%, 11/10/2008 - 12/15/2008	192,007,673
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 8.500%, 11/6/2008	20,000,000
		TOTAL	212,007,673
		Government Agency--0.2%
11,020,000		Capital Trust Agency, FL, (FNMA LOC), 5.750%, 11/6/2008	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 3.820%, 11/6/2008	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 3.120%, 11/6/2008	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 3.110%, 11/6/2008	17,725,000
		TOTAL	47,345,000
		Insurance--6.3%
112,000,000		Allstate Life Global Funding II, 3.454%, 12/22/2008	112,000,000
50,000,000		Hartford Life Insurance Co., 3.101% - 3.111%, 11/3/2008 - 12/1/2008	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 3.367%, 12/10/2008	80,000,000
74,650,000		ING USA Global Funding Trust, 3.513%, 12/19/2008	74,650,000
186,000,000	1,2	MetLife Global Funding I, 4.570% - 5.194%, 1/9/2009 - 1/13/2009	186,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 3.129% - 4.089%, 11/19/2008 - 12/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.181% - 4.313%, 11/1/2008 - 1/1/2009	105,000,000
137,000,000	1,2	Monumental Global Funding III, 3.204% - 4.940%, 11/17/2008	137,000,000
120,000,000		Monumental Life Insurance Co., 4.100% - 4.303%, 11/1/2008 - 1/2/2009	120,000,000
25,000,000	1,2	New York Life Global Funding, 2.904%, 11/13/2008	25,000,000
205,200,000	1,2	PRICOA Global Funding I, 2.870% - 3.581%, 11/13/2008 - 12/29/2008	205,170,411
150,000,000	1,2	Pacific Life Global Funding, 3.053% - 4.300%, 11/7/2008 - 11/10/2008	150,000,000
49,000,000		Principal Life Insurance Co., 4.570%, 1/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.303%, 1/2/2009	125,000,000
		TOTAL	1,484,820,411
		Oil & Oil Finance--0.6%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	150,000,000
		TOTAL NOTES - VARIABLE	8,717,235,117
		TIME DEPOSITS--4.2%
		Finance - Banking--4.2%
250,000,000		Marshall & Ilsley Bank, Milwaukee, 0.150%, 11/3/2008	250,000,000
750,000,000		Societe Generale, Paris, 0.250%, 11/3/2008	750,000,000
		TOTAL TIME DEPOSITS	1,000,000,000
		REPURCHASE AGREEMENTS--9.7%
674,175,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	674,175,000
325,000,000		Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	325,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 0.35%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,014,583 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/3/2018 and the market value of those underlying securities was $510,015,393.	300,000,000
400,000,000		Repurchase agreement 0.15%, dated 10/31/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $400,005,000 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/15/2009 and the market value of that underlying security was $408,004,701.	400,000,000
50,000,000		Interest in $70,487,000 joint repurchase agreement 0.10%, dated 10/31/2008 under which J.P. Morgan Securities Inc. will repurchase a security provided as collateral for $70,487,587 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/6/2023 and the market value of that underlying security was $71,897,088.	50,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.08%, dated 10/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,667 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/17/2009 and the market value of that underlying security was $102,002,691.	50,000,000
500,000,000		Repurchase agreement 0.35%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $500,014,583 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/1/2048 and the market value of those underlying securities was $510,000,433.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	2,299,175,000
		TOTAL INVESTMENTS --- 99.8% (AT AMORTIZED COST)5	23,582,506,743
		OTHER ASSETS AND LIABILITIES --- NET --- 0.2%6	45,458,811
		TOTAL NET ASSETS --- 100%	$23,627,965,554

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $3,421,921,690, which represented 14.5% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $3,412,881,019, which represented 14.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$9,040,671
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	23,582,506,743
Level 3 – Significant Unobservable Inputs	---
Total	$23,582,506,743

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series

Prime Value Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Finance - Automotive--1.9%
$5,363,110	1	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$5,363,110
19,917,965	1	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	19,917,966
14,398,237		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	14,398,237
69,410,548	1,2	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	69,410,548
17,348,822	1,2	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	17,348,822
13,435,100		Merrill Auto Trust Securitization 2008-1, Class A1, 2.917%, 8/17/2009	13,435,100
11,331,159		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	11,331,159
1,232,513		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	1,232,513
		TOTAL	152,437,455
		Finance - Equipment--0.3%
27,219,606	1	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	27,219,605
		TOTAL ASSET-BACKED SECURITIES	179,657,060
		CERTIFICATES OF DEPOSIT--29.3%
		Finance - Banking--29.3%
200,000,000		Banco Santander, S.A., 3.100%, 1/9/2009 - 1/20/2009	200,000,000
150,000,000		Bank of Montreal, 3.600%, 7/24/2009	150,000,000
145,000,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	145,000,000
330,000,000		Calyon, Paris, 3.100% - 3.150%, 1/12/2009 - 3/9/2009	330,000,000
124,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	124,000,000
50,000,000		Comerica Bank, 2.780%, 11/17/2008	50,000,000
110,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	110,000,000
68,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	68,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
335,000,000		Fifth Third Bank, Cincinnati, 2.900% - 3.250%, 12/9/2008 - 3/4/2009	335,003,362
70,000,000		Huntington National Bank, Columbus, OH, 2.850%, 11/3/2008	70,000,000
50,000,000		Mizuho Corporate Bank Ltd., 2.840%, 11/24/2008	50,000,000
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	100,000,000
175,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	175,000,000
50,000,000		Union Bank of California, N.A., 2.850%, 12/15/2008	50,000,000
75,000,000		Wachovia Bank N.A., 3.150%, 1/7/2009	75,000,000
265,000,000		Wilmington Trust Co., 2.900%, 11/4/2008 - 11/18/2008	265,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,397,003,362
		COLLATERALIZED LOAN AGREEMENTS--3.1%
		Finance - Banking--3.1%
195,000,000		Barclays Capital, Inc., 1.267%, 11/3/2008	195,000,000
60,000,000		Greenwich Capital Markets, Inc., 3.244%, 1/6/2009	60,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	255,000,000
		COMMERCIAL PAPER --16.5%3
		Aerospace / Auto--0.9%
75,000,000	1,2	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.000% - 3.070%, 11/12/2008 - 12/8/2008	74,839,316
		Conglomerate--0.7%
56,500,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.850% - 2.900%, 11/3/2008 - 11/24/2008	56,425,818
		Consumer Products--1.3%
107,400,000	1,2	Diageo Capital PLC, (GTD by Diageo PLC), 3.070% - 3.200%, 11/25/2008 - 12/15/2008	107,094,150
		Diversified--1.5%
121,357,000	1,2	ITT Corp., 3.100% - 3.250%, 11/3/2008 - 12/3/2008	121,264,653
		Finance - Automotive--3.4%
261,700,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.940% - 3.320%, 11/17/2008 - 2/20/2009	259,947,022
20,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.420%, 3/4/2009	19,766,300
		TOTAL	279,713,322
		Finance - Banking--5.9%
86,000,000	1,2	Allied Irish Banks North America, Inc., 2.830%, 11/28/2008	85,817,465
50,000,000	1,2	Bank of Ireland, 3.110%, 2/23/2009	49,507,583
100,000,000		Dexia Delaware LLC, 2.830%, 11/17/2008	99,874,222
50,000,000	1,2	Fountain Square Commercial Funding Corp., 2.500%, 11/3/2008	49,993,056
100,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.080% - 3.100%, 1/22/2009 - 2/20/2009	99,171,306
100,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.825%, 12/1/2008	99,764,583
		TOTAL	484,128,215
		Finance - Commercial--2.3%
25,000,000	1,2	Fairway Finance Co. LLC, 2.950%, 1/5/2009	24,866,840
165,000,000	1,2	Versailles Commercial Paper LLC, 3.050%, 11/4/2008 - 11/6/2008	164,941,118
		TOTAL	189,807,958
		Finance - Retail--0.5%
40,000,000	1,2	Sheffield Receivables Corp., 3.050%, 1/13/2009	39,752,611
		TOTAL COMMERCIAL PAPER	1,353,026,043
		CORPORATE BOND--0.3%
		Retail--0.3%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,319,151
		CORPORATE NOTE--0.1%
		Finance - Banking--0.1%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,610,214
		MUNICIPAL--0.1%
		Municipal--0.1%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,019,453
		NOTES - VARIABLE --36.5%4
		Electronics--0.8%
65,000,000	1,2	IBM International Group Capital LLC, (GTD by IBM Corp.), 3.031%, 11/26/2008	65,000,000
		Finance - Banking--29.1%
1,311,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.000%, 11/6/2008	1,311,000
1,400,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,400,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.370%, 11/6/2008	70,000
150,000,000	1,2	Australia & New Zealand Banking Group, Melbourne, 3.214%, 12/5/2008	150,000,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 3.037%, 12/10/2008	85,000,000
1,200,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 8.120%, 11/6/2008	1,200,000
220,000,000		Bank of Ireland, 2.865% - 4.259%, 12/8/2008 - 1/22/2009	220,000,000
425,000,000		Bank of Montreal, 3.184% - 4.924%, 11/14/2008 - 1/12/2009	425,000,000
35,000,000	1,2	Bank of Montreal, 4.545%, 11/5/2008	35,000,000
215,000,000		Bank of Scotland, Edinburgh, 3.008% - 4.768%, 11/6/2008 - 11/12/2008	215,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.320%, 11/5/2008	4,180,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	6,515,000
395,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	395,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	1,160,000
10,485,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 5.100%, 11/6/2008	10,485,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,206,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.500%, 11/6/2008	12,000,000
21,500,000	1	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	21,500,064
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	8,260,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	1,210,000
6,120,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 5.550%, 11/6/2008	6,120,000
451,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.200%, 11/6/2008	451,000
5,025,000		Cat Creek, LLC and DDC-Thomasville, LLC, (Series 2208), (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	5,025,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.270%, 11/6/2008	11,590,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.270%, 11/5/2008	4,535,000
3,155,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	3,155,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.250%, 11/6/2008	3,845,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 6.010%, 11/6/2008	4,590,000
3,040,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,040,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	5,750,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	685,000
6,220,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 6.998%, 11/6/2008	6,220,000
50,000,000		Credit Agricole S.A., 3.434%, 12/22/2008	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	6,245,000
4,135,000		Daniel Property Group, LLC, (Series 2008), (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	4,135,000
125,000,000		DePfa Bank PLC, 2.919%, 12/15/2008	125,000,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	4,485,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	8,250,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	1,875,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	2,525,000
3,750,000		Escambia County Environmental Corp., (Series 2003), (RBC Bank (USA) LOC), 7.120%, 11/6/2008	3,750,000
165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	165,000
2,760,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,760,000
1,509,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,509,000
7,940,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 7.00%, 11/6/2008	7,940,000
10,120,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 4.750%, 11/6/2008	10,120,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/7/2008	2,655,000
1,266,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 7.12%, 11/6/2008	1,266,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	5,365,000
1,385,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 6.020%, 11/6/2008	1,385,000
920,000		Guilford Capital LLC, (Series 2002 – D), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 – E), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,905,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	1,995,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	625,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 6.010%, 11/6/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	4,045,000
50,000,000	1,2	ING Bank N.V., 3.726%, 12/26/2008	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 4.750%, 11/6/2008	500,000
3,300,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	3,300,000
5,500,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.000%, 11/6/2008	5,500,000
2,725,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	2,725,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	6,506,290
705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	705,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	16,000,000
8,735,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	8,735,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	3,815,000
50,000,000		Morgan Stanley, 4.153%, 11/3/2008	50,000,000
8,890,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	8,890,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/6/2008	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	150,000,000
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	5,380,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	800,000
2,238,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 7.120%, 11/6/2008	2,238,500
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	845,000
8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.250%, 11/6/2008	8,500,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.000%, 11/6/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	1,770,000
40,000,000		Royal Bank of Canada, Montreal, 3.215%, 1/2/2009	40,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490%, 11/3/2008	85,000,000
40,000,000	1,2	Royal Bank of Scotland PLC, Edinburgh, 2.991%, 11/21/2008	40,000,000
9,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	9,000,000
10,555,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 4.500%, 11/6/2008	10,555,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	6,750,000
3,310,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 3.418%, 11/6/2008	3,310,000
6,170,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 3.218%, 11/6/2008	6,170,000
3,070,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	3,070,000
115,000,000		Svenska Handelsbanken, Stockholm, 3.160% - 4.418%, 11/20/2008 - 1/6/2009	115,000,000
40,000,000	1,2	Svenska Handelsbanken, Stockholm, 3.885%, 1/26/2009	40,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 7.000%, 11/6/2008	2,430,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	4,530,000
9,255,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	9,255,000
7,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.250%, 11/6/2008	7,950,000
10,895,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.000%, 11/6/2008	10,895,000
10,000,000	1,2	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.704%, 12/22/2008	10,000,000
7,340,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	7,340,000
5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 5.100%, 11/6/2008	5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 8.120%, 11/6/2008	1,425,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.250%, 11/6/2008	9,605,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 5.400%, 11/6/2008	10,410,000
3,960,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 6.250%, 11/6/2008	3,960,000
24,000,000		Wachovia Bank N.A., 4.608%, 1/5/2009	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 11/7/2008	6,220,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 6.000%, 11/4/2008	12,875,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.38%, 11/5/2008	6,005,000
7,675,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.220%, 11/6/2008	7,675,000
8,375,000		York County, PA IDA, (Series 2003-B), 6.000%, 11/6/2008	8,375,000
		TOTAL	2,389,316,854
		Finance Brokerage--1.9%
154,500,000		Merrill Lynch & Co., Inc., 3.435%, 11/21/2008	154,500,000
		Finance - Commercial--0.9%
73,570,000		General Electric Capital Corp., 1.170% - 4.160%, 11/3/2008 - 11/10/2008	73,551,147
		Finance - Retail--0.5%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.116%, 11/17/2008	43,000,000
		Government Agency--0.0%
4,045,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 3.110%, 11/6/2008	4,045,000
		Insurance--3.0%
85,000,000		Genworth Life Insurance Co., 3.203% - 3.211%, 11/10/2008 - 12/1/2008	85,000,000
15,000,000		Hartford Life Insurance Co., 3.101%, 11/3/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 3.131% - 4.089%, 12/1/2008 - 12/28/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 4.313%, 1/1/2009	25,000,000
55,000,000	1,2	Pacific Life Global Funding, 3.053% - 4.115%, 11/4/2008 – 11/10/2008	55,000,047
		TOTAL	245,000,047
		Oil & Oil Finance--0.3%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	22,000,000
		TOTAL NOTES - VARIABLE	2,996,413,048
		REPURCHASE AGREEMENT--11.6%
954,313,000		Interest in $5,000,000,000 joint repurchase agreement 0.250%, dated 10/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	954,313,000
		TOTAL INVESTMENTS --- 99.7% (AT AMORTIZED COST)5	8,174,361,331
		OTHER ASSETS AND LIABILITIES --- NET --- 0.3%6	27,419,117
		TOTAL NET ASSETS --- 100%	$8,201,780,448
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $1,323,836,954, which represented 16.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $1,249,836,209, which represented 15.2% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$5,363,110
	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$19,917,966
	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$27,219,605
	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	5/12/2008 – 9/10/2008	$21,500,075
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net total assets at October 31, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	8,174,361,331
Level 3 – Significant Unobservable Inputs	---
Total	$8,174,361,331

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Financing Authority
LOC	--Letter of Credit

Tax-Free Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS --101.0%1,2
		Alabama--2.3%
$10,865,000	3,4	Alabama HFA Single Family, (PT-4601) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.380%, 11/6/2008	$10,865,000
21,010,000	3,4	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	21,010,000
23,000,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	23,036,260
500,000	3,4	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.320%, 11/6/2008	500,000
500,000		Birmingham, AL Airport Authority, (Series 2003A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.650%, 11/6/2008	500,000
23,500,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 1.850%, 11/5/2008	23,500,000
18,300,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 1.850%, 11/7/2008	18,300,000
15,285,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.850%, 11/6/2008	15,285,000
11,100,000		Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 1.000%, 11/3/2008	11,100,000
1,647,000		Geneva County, AL Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.400%, 11/7/2008	1,647,000
10,800,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 2.370%, 11/6/2008	10,800,000
3,420,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	3,420,000
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 1.900%, 11/6/2008	1,000,000
2,500,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.400%, 11/7/2008	2,500,000
4,375,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 2.370%, 11/6/2008	4,375,000
8,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 2.250%, 11/6/2008	8,000,000
26,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	26,000,000
28,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 2.320%, 11/6/2008	28,000,000
13,335,000		Ridge Improvement District (Elmore County), AL, Russell Lands, Inc. (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 2.250%, 11/6/2008	13,335,000
9,400,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 11/6/2008	9,400,000
2,570,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 2.390%, 11/6/2008	2,570,000
28,500,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.100%, 11/6/2008	28,500,000
15,950,000	3,4	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.000%, 11/6/2008	15,950,000
		TOTAL	279,593,260
		Alaska--0.3%
34,260,000		Alaska State Housing Finance Corp., General Housing Purpose Bonds (2003 Series A-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.000%, 11/6/2008	34,260,000
		Arizona--2.4%
4,000,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 1.800%, 11/5/2008	4,000,000
3,500,000		Arizona Board of Regents, (Series 2008B) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 1.420%, 11/5/2008	3,500,000
1,200,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.970%, 11/6/2008	1,200,000
3,515,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.970%, 11/6/2008	3,515,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.450%, 11/5/2008	20,000,000
18,275,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.450%, 11/5/2008	18,275,000
1,900,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.950%, 11/5/2008	1,900,000
9,775,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 1.870%, 11/6/2008	9,775,000
3,550,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 1.700%, 11/6/2008	3,550,000
29,000,000		Arizona School District Financing Program, (Series 2008), 3.00% TANs, 7/30/2009	29,291,057
5,000,000		Arizona Sports & Tourism Authority, (Series 2008) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.730%, 11/5/2008	5,000,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 1.770%, 11/6/2008	5,000,000
2,615,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/ (FNMA LOC), 1.800%, 11/6/2008	2,615,000
35,000,000	3,4	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 11/7/2008	35,000,000
4,675,000	3,4	Phoenix, AZ Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	4,675,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 1.650%, 11/5/2008	6,750,000
2,840,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	2,840,000
5,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 1.650%, 11/5/2008	5,550,000
13,000,000	3,4	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.870%, 11/6/2008	13,000,000
9,310,000	3,4	Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	9,310,000
8,915,000	3,4	Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2046) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	8,915,000
32,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.000%, 11/5/2008	32,125,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.000%, 11/5/2008	34,400,000
13,325,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.000%, 11/5/2008	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/ (FNMA LOC), 1.850%, 11/6/2008	3,345,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/ (Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 1.800%, 11/5/2008	4,000,000
8,980,000		Yavapai County, AZ IDA Hospital Facilities, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 6.000%, 11/6/2008	8,980,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 1.770%, 11/6/2008	2,300,000
5,560,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 1.870%, 11/6/2008	5,560,000
		TOTAL	297,696,057
		Arkansas--0.2%
20,255,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 1.850%, 11/6/2008	20,255,000
		California--4.4%
38,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(LaSalle Bank, N.A. LOC), 1.790%, 11/3/2008	38,000,000
22,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.350%, 11/6/2008	22,000,000
112,655,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.200%, 11/6/2008	112,655,000
28,300,000		Bay Area Toll Authority, CA, (Series 2007G-2) Weekly VRDNs (Bayerische Landesbank, CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.900%, 11/6/2008	28,300,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.650%, 11/6/2008	10,000,000
50,000,000		California State, GO Tax Exempt Notes, 9.00% CP, Mandatory Tender 11/13/2008	50,000,000
10,800,000		California State, GO Tax Exempt Notes, 9.00% CP, Mandatory Tender 11/17/2008	10,800,000
50,000,000		California State, GO Tax Exempt Notes, 9.50% CP, Mandatory Tender 11/13/2008	50,000,000
184,000,000		California State, GO Tax Exempt Notes, 9.50% CP, Mandatory Tender 11/14/2008	184,000,000
10,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	10,088,807
3,475,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/ (Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	3,475,000
28,075,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 11/6/2008	28,075,000
		TOTAL	547,393,807
		Colorado--0.8%
9,100,000		Aurora, CO, (Series 2008B) Weekly VRDNs (The Children's Hospital Association)/(Allied Irish Banks PLC LOC), 1.400%, 11/6/2008	9,100,000
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	6,510,000
15,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.800%, 11/5/2008	15,000,000
23,940,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.500%, 11/6/2008	23,940,000
15,710,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.500%, 11/6/2008	15,710,000
2,455,000		Colorado Health Facilities Authority, (Series 1998C-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 11/6/2008	2,455,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.770%, 11/6/2008	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 2.250%, 11/6/2008	2,800,000
		TOTAL	100,975,000
		Connecticut--0.6%
14,000,000		Connecticut State HEFA, (Series C) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 6.000%, 11/3/2008	14,000,000
18,765,000		Connecticut State HEFA, (Series D) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 1.250%, 11/3/2008	18,765,000
5,700,000		Connecticut State HEFA, (Series T-2) Weekly VRDNs (Yale University), 1.000%, 11/6/2008	5,700,000
16,800,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.730%, 11/5/2008	16,800,000
18,100,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/ (Societe Generale, Paris LIQ), 3.250%, 11/6/2008	18,100,000
		TOTAL	73,365,000
		District of Columbia--1.5%
27,125,000		District of Columbia, (Series 2000A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 7.000%, 11/5/2008	27,125,000
107,980,000		District of Columbia, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 7.000%, 11/5/2008	107,980,000
4,285,000		District of Columbia, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.500%, 11/6/2008	4,285,000
15,610,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	15,610,000
4,910,000		District of Columbia, Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/7/2008	4,910,000
7,500,000		District of Columbia, Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	7,500,000
1,700,000		District of Columbia, Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	1,700,000
15,000,000		District of Columbia, Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 11/6/2008	15,000,000
		TOTAL	184,110,000
		Florida--8.5%
14,490,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	14,490,000
5,220,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 1.750%, 11/5/2008	5,220,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.450%, 11/6/2008	42,020,000
65,000,000		Broward County, FL School District, COP (Series 2006B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/6/2008	65,000,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 1.800%, 11/6/2008	15,000,000
33,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	33,374,161
18,000,000	3,4	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2008-5 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	18,000,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.070%, 11/6/2008	7,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.120%, 11/6/2008	17,000,000
9,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 1.930%, 11/5/2008	9,500,000
7,510,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.360%, 11/6/2008	7,510,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006) Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 2.300%, 11/6/2008	7,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	13,000,000
15,270,000	3,4	Florida State Board of Education, PZ-198 Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 1.790%, 11/6/2008	15,270,000
18,395,000	3,4	Florida State, MERLOTS (Series 2008-C07), 2.03% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	18,395,000
27,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 11/6/2008	27,500,000
26,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 11/6/2008	26,500,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 11/6/2008	5,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/6/2008	27,750,000
5,165,000		Highlands County, FL Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 11/6/2008	5,165,000
3,140,000		Highlands County, FL Health Facilities Authority, 5.25% Bonds (Adventist Health System)/ (United States Treasury PRF 11/15/2008@101), 11/15/2013	3,174,420
2,295,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,295,000
9,600,000		Hillsborough County, FL IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 2.850%, 11/6/2008	9,600,000
43,005,000	3,4	Hillsborough County, FL IDA, (Series MT-008) Daily VRDNs (University Community Hospital)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 4.650%, 11/3/2008	43,005,000
4,260,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	4,260,000
2,500,000		Jacksonville, FL Transportation Authority, Transportation Revenue Bonds (Series 2008B) Weekly VRDNs (Dexia Credit Local LIQ), 5.450%, 11/6/2008	2,500,000
17,825,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 1.700%, 11/5/2008	17,825,000
5,000,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 2.350%, 11/6/2008	5,000,000
31,500,000		Manatee County, FL School District, (Series 2008), 3.00% TANs, 10/7/2009	31,863,825
690,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 1.470%, 11/5/2008	690,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 11/6/2008	37,070,000
5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/ (Key Bank, N.A. LOC), 2.500%, 11/6/2008	5,000,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	57,440,000
138,325,000		Miami-Dade County, FL Water & Sewer Authority, (Series 2005) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.300%, 11/6/2008	138,325,000
7,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth N.A. LOC), 1.370%, 11/6/2008	7,000,000
5,700,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/ (Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,700,000
16,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 1.850%, 11/5/2008	16,500,000
5,250,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 4.500%, 11/5/2008	5,250,000
58,235,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 11/6/2008	58,235,000
27,990,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-4) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/6/2008	27,990,000
10,000,000		Orlando & Orange County Expressway Authority, FL, (SubSeries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 1.800%, 11/6/2008	10,000,000
11,300,000	3,4	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.950%, 11/6/2008	11,300,000
20,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	20,440,539
15,715,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.700%, 11/6/2008	15,715,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 1.970%, 11/6/2008	6,410,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.850%, 11/5/2008	4,000,000
3,445,000		Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.420%, 11/7/2008	3,445,000
11,590,000		Santa Rosa County, FL, Health Facilities Revenue Ronds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 1.500%, 11/6/2008	11,590,000
25,100,000		Sarasota County, FL Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 1.830%, 11/7/2008	25,100,000
11,500,000	3,4	South Miami, FL Health Facilities Authority, (PA-1488) Weekly VRDNs (Baptist Health System of South Florida)/(Merrill Lynch & Co., Inc. LIQ), 2.390%, 11/6/2008	11,500,000
6,625,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 1.220%, 11/3/2008	6,625,000
12,500,000		St. Petersburg, FL HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/ (Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	12,500,000
13,265,000	3,4	Tallahassee, FL Energy System, Solar Eclipse (Series 2007-078) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.250%, 11/3/2008	13,265,000
5,195,000	3,4	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (Bank of America N.A. LIQ), 3.820%, 11/6/2008	5,195,000
16,325,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	16,325,000
12,900,000		Tohopekaliga, FL Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 1.800%, 11/6/2008	12,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 4.950%, 11/6/2008	2,125,000
		TOTAL	1,056,852,945
		Georgia--2.5%
19,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	19,500,000
27,450,000		Atlanta, GA Water & Wastewater, (Series 2001 C) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.500%, 11/3/2008	27,450,000
20,000,000	3,4	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.950%, 11/6/2008	20,000,000
4,760,000		Augusta, GA HFA, (Series 19998) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 3.000%, 11/6/2008	4,760,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 1.900%, 11/5/2008	4,800,000
5,000,000		Clayton County, GA Development Authority, (Series 2007) Weekly VRDNs (DACC Public Purpose Corporation II)/(Dexia Credit Local LOC), 1.680%, 11/6/2008	5,000,000
2,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,000,000
53,020,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.300%, 11/6/2008	53,020,000
2,600,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	2,600,000
5,235,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	5,235,000
4,500,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	4,500,000
9,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	9,000,000
15,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 1.800%, 11/5/2008	15,000,000
6,820,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,820,000
6,395,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,395,000
17,210,000	3,4	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	17,210,000
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	13,765,000
3,500,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 1.950%, 11/5/2008	3,500,000
10,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.950%, 11/5/2008	10,000,000
18,060,000		Rockdale County, GA Hospital Authority, (Series 2002) Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	18,060,000
5,700,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,700,000
22,975,000		Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.310%, 11/6/2008	22,975,000
28,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	28,655,000
		TOTAL	305,945,000
		Hawaii--0.7%
7,995,000	3,4	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G) Weekly VRDNs (Hawaii Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 1.800%, 11/6/2008	7,995,000
14,960,000	3,4	Hawaii State Department of Budget & Finance, PUTTERs (Series 834) Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 1.850%, 11/6/2008	14,960,000
58,325,000	3,4	Hawaii State Department of Budget & Finance, PUTTERs Series 835 Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 1.850%, 11/6/2008	58,325,000
		TOTAL	81,280,000
		Idaho--0.6%
15,700,000	3,4	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	15,701,988
32,100,000	3,4	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	32,109,410
27,000,000		Idaho State, 3.00% TANs, 6/30/2009	27,224,170
		TOTAL	75,035,568
		Illinois--7.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 1.830%, 11/6/2008	12,410,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 11/6/2008	19,050,000
63,625,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 11/6/2008	63,625,000
41,520,000	3,4	Chicago, IL Board of Education, (Series 2008-C6), 2.03% TOBs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	41,520,000
17,770,000	3,4	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.570%, 11/6/2008	17,770,000
10,500,000		Chicago, IL Wastewater Transmission Daily VRDNs (Northern Trust Co., Chicago, IL LOC), 1.250%, 11/3/2008	10,500,000
12,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 1.250%, 11/3/2008	12,000,000
15,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 1.250%, 11/3/2008	15,000,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.000%, 11/6/2008	9,500,000
8,800,000	3,4	Chicago, IL, ROCs (Series 10275) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 2.330%, 11/6/2008	8,800,000
6,000,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.650%, 11/5/2008	6,000,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.570%, 11/6/2008	7,185,000
11,165,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 1.870%, 11/6/2008	11,165,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 1.500%, 11/6/2008	3,900,000
5,030,000		Hopedale Village, IL, (Series 1998) Weekly VRDNs (Hopedale Medical Foundation)/ (JPMorgan Chase Bank, N.A. LOC), 1.970%, 11/6/2008	5,030,000
2,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 11/6/2008	2,000,000
54,000,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.950%, 11/5/2008	54,000,000
1,340,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 2.800%, 11/6/2008	1,340,000
17,600,000		Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 1.300%, 11/3/2008	17,600,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 11/5/2008	3,700,000
16,700,000		Illinois Educational Facilities Authority, (Series B-2), 1.85% TOBs (University of Chicago), Mandatory Tender 7/28/2009	16,700,000
5,620,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems)/ (JPMorgan Chase Bank, N.A. LOC), 1.550%, 11/5/2008	5,620,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/ (JPMorgan Chase Bank, N.A. LOC), 1.730%, 11/6/2008	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 2.400%, 11/6/2008	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(LaSalle Bank, N.A. LOC), 1.500%, 11/6/2008	18,000,000
14,875,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(LaSalle Bank, N.A. LOC), 1.870%, 11/6/2008	14,875,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/ (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 11/6/2008	100,425,000
20,345,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 11/5/2008	20,345,000
8,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Allied Irish Banks PLC LOC), 2.000%, 11/6/2008	8,500,000
5,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/ (Wells Fargo Bank, N.A. LOC), 1.400%, 11/6/2008	5,700,000
19,000,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 2.000%, 11/5/2008	19,000,000
12,000,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	12,000,000
19,570,000	3,4	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.850%, 11/6/2008	19,570,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 1.490%, 11/5/2008	70,145,000
41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	41,700,000
50,000,000		Illinois State Toll Highway Authority, (Series 2007 A-1) Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 11/6/2008	50,000,000
99,100,000		Illinois State Toll Highway Authority, (Series 2007 A-2) Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 11/6/2008	99,100,000
12,900,000	3,4	Illinois State Toll Highway Authority, PUTTERs (Series 2754) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 2.570%, 11/6/2008	12,900,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 1.770%, 11/6/2008	14,855,000
10,815,000	3,4	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	10,815,000
6,590,000	3,4	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26), 2.00% TOBs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), Optional Tender 3/11/2009	6,590,000
2,660,000	3,4	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.270%, 11/6/2008	2,660,000
20,985,000	3,4	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 1.780%, 11/6/2008	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/ (LaSalle Bank, N.A. LOC), 1.700%, 11/5/2008	8,470,000
		TOTAL	925,650,000
		Indiana--2.5%
13,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	13,010,314
10,000,000		Elkhart, IN, Community Schools, 2.00% TANs, 12/31/2008	10,002,410
14,930,000		Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC), 2.570%, 11/6/2008	14,930,000
35,300,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	35,300,000
8,970,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 1.430%, 11/5/2008	8,970,000
5,700,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.780%, 11/6/2008	5,700,000
40,200,000		Indiana Health & Educational Facility Financing Authority, (Series 2006C) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 2.000%, 11/5/2008	40,200,000
10,300,000	3,4	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,301,372
165,000		Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 11/6/2008	165,000
7,205,000		Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 2.570%, 11/6/2008	7,205,000
11,220,000		Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 11/6/2008	11,220,000
8,700,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/6/2008	8,700,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 3.540%, 11/6/2008	25,985,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 1.470%, 11/5/2008	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 2.250%, 11/5/2008	11,000,000
18,235,000	3,4	Indianapolis, IN Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(J.P. Morgan Chase & Co. LIQ), 1.820%, 11/6/2008	18,235,000
29,700,000		Indianapolis, IN MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 1.850%, 11/6/2008	29,700,000
6,770,000		Indianapolis, IN, (Series 2000, Marquette Manor Project) Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 1.920%, 11/6/2008	6,770,000
23,630,000		Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 1.870%, 11/6/2008	23,630,000
1,785,000		St. Joseph County, IN, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 3.400%, 11/5/2008	1,785,000
85,000		St. Joseph County, IN, (Series 2000) Weekly VRDNs (South Bend Medical Foundation)/ (National City Bank LOC), 2.650%, 11/6/2008	85,000
4,000,000		Vigo County, IN EDA, (Series 2001) Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 2.070%, 11/6/2008	4,000,000
6,695,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.820%, 11/6/2008	6,695,000
		TOTAL	305,089,096
		Iowa--0.6%
14,180,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 1.870%, 11/6/2008	14,180,000
9,100,000		Iowa Finance Authority, (SubSeries 2005A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 1.750%, 11/5/2008	9,100,000
12,725,000		Iowa Finance Authority, (SubSeries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 11/5/2008	12,725,000
22,000,000		Iowa Finance Authority, (SubSeries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.750%, 11/5/2008	22,000,000
9,725,000	3,4	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	9,725,980
11,850,000	3,4	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	11,851,582
		TOTAL	79,582,562
		Kansas--0.2%
9,200,000		Topeka, KS, 3.39% BANs, 11/1/2008	9,200,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 1.850%, 11/6/2008	10,195,000
		TOTAL	19,395,000
		Kentucky--0.6%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/ (JPMorgan Chase Bank, N.A. LOC), 1.920%, 11/6/2008	20,080,000
5,000,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	5,000,000
7,500,000		Jefferson County, KY, (Series 1997) Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	7,500,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.920%, 11/6/2008	6,650,000
7,975,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/ (FSA INS)/(Dexia Credit Local LIQ), 4.950%, 11/6/2008	7,975,000
17,125,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 1.750%, 11/6/2008	17,125,000
5,000,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 2.100%, 11/7/2008	5,000,000
		TOTAL	69,330,000
		Louisiana--2.9%
60,000,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(SunTrust Bank LOC), 1.850%, 11/5/2008	60,000,000
22,000,000	3,4	Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 11/6/2008	22,000,000
100,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	100,000,000
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 1.900%, 11/5/2008	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 1.900%, 11/5/2008	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 1.900%, 11/5/2008	3,350,000
14,900,000	3,4	Louisiana Local Government Environmental Facilities Community Development Authority, PUTTERs (Series 2733) Weekly VRDNs (Westlake Chemical Corp.)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 11/6/2008	14,900,000
11,000,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 2.360%, 11/6/2008	11,000,000
34,900,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 1.350%, 11/3/2008	34,900,000
8,600,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 1.820%, 11/6/2008	8,600,000
81,000,000	3,4	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 2.120%, 11/6/2008	81,000,000
14,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(SunTrust Bank LOC), 1.850%, 11/5/2008	14,200,000
		TOTAL	361,150,000
		Maine--0.1%
5,645,000		Maine Finance Authority, (Series 2008) Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 1.800%, 11/6/2008	5,645,000
3,405,000	3,4	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.600%, 11/6/2008	3,405,000
		TOTAL	9,050,000
		Maryland --2.3%
2,355,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986) Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 1.850%, 11/5/2008	2,355,000
2,265,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.820%, 11/7/2008	2,265,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/ (Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,775,000
4,430,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 11/4/2008	4,430,000
940,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/7/2008	940,000
54,225,000		Maryland Health and Higher Educational Facilities Authority, (Series C), 2.65% CP (Johns Hopkins Hospital), Mandatory Tender 1/22/2009	54,225,000
1,900,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	1,900,000
1,950,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	1,950,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 1.680%, 11/7/2008	2,185,000
4,250,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	4,250,000
1,523,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 11/4/2008	1,523,500
6,400,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/5/2008	6,400,000
280,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998) Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 1.800%, 11/4/2008	280,000
8,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.800%, 11/5/2008	8,900,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	735,000
24,215,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.760%, 11/7/2008	24,215,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 1.850%, 11/6/2008	6,935,000
3,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.800%, 11/5/2008	3,800,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	10,000,000
2,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 1.630%, 11/7/2008	2,620,000
6,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,000,000
38,875,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G) Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank N.A. LOC), 1.250%, 11/3/2008	38,875,000
2,615,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 1.680%, 11/7/2008	2,615,000
4,415,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 11/5/2008	4,415,000
10,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	10,000
10,635,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.820%, 11/7/2008	10,635,000
3,995,000	3,4	Maryland State Transportation Authority, (BB&T Series 2008-37) Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 1.600%, 11/6/2008	3,995,000
16,290,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	16,290,000
17,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	17,000,000
4,225,000	3,4	Montgomery County, MD EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	4,225,308
1,814,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.380%, 11/4/2008	1,814,000
3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 1.680%, 11/6/2008	3,335,000
18,650,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series A) Daily VRDNs (Dexia Credit Local LIQ), 1.350%, 11/3/2008	18,650,000
1,755,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 11/4/2008	1,755,000
3,950,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/7/2008	3,950,000
		TOTAL	290,557,808
		Massachusetts--2.4%
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds, 2/1/2009	5,403,167
28,500,000		Commonwealth of Massachusetts, (Series B), 4.00% RANs, 4/30/2009	28,749,764
15,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 1.400%, 11/3/2008	15,000,000
30,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.920%, 11/6/2008	30,000,000
15,170,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 1.800%, 11/5/2008	15,170,000
2,690,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 1.800%, 11/5/2008	2,690,000
22,810,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.920%, 11/6/2008	22,810,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/6/2008	20,000,000
6,000,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 1.600%, 11/6/2008	6,000,000
8,000,000		Massachusetts HEFA, (Series EE), 1.55% CP (Harvard University), Mandatory Tender 12/1/2008	8,000,000
5,540,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	5,540,000
4,745,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	4,745,000
19,200,000		Massachusetts School Building Authority, (Series A), 1.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 1/15/2009	19,200,000
18,190,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/6/2008	18,190,000
4,280,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/5/2008	4,280,000
20,200,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 11/5/2008	20,200,000
4,705,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	4,705,000
26,500,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 11/6/2008	26,500,000
28,500,000		Massachusetts State HFA, (Series F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.000%, 11/5/2008	28,500,000
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,019,387
		TOTAL	300,702,318
		Michigan--1.7%
15,000,000	3,4	Detroit, MI Sewage Disposal System, Eagles (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.960%, 11/6/2008	15,000,000
4,995,000	3,4	Detroit, MI Water Supply System, (PT-3903) Weekly VRDNs (Assured Guaranty Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 2.530%, 11/6/2008	4,995,000
10,705,000	3,4	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 1.830%, 11/5/2008	10,705,000
500,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 1.800%, 11/6/2008	500,000
2,955,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.050%, 11/6/2008	2,955,000
77,135,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 11/5/2008	77,135,000
3,000,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	3,000,000
6,600,000	3,4	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	6,600,484
21,225,000	3,4	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	21,226,621
24,900,000	3,4	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008X), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	24,907,284
17,300,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/ (Comerica Bank LOC), 1.300%, 11/3/2008	17,300,000
1,580,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.320%, 11/6/2008	1,580,000
1,000,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 1.850%, 11/6/2008	1,000,000
20,775,000	3,4	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 2.570%, 11/6/2008	20,775,000
		TOTAL	207,679,389
		Minnesota--2.0%
1,975,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 2.320%, 11/6/2008	1,975,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 1.800%, 11/6/2008	5,000,000
15,735,000	3,4	Bloomington, MN, (Series 2008-52C) Weekly VRDNs (Minnesota Masonic Home Care Center)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.850%, 11/6/2008	15,735,000
7,025,000		Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 1.850%, 11/6/2008	7,025,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 1.500%, 11/6/2008	4,550,000
4,300,000		Mendota Heights, MN, (Series 1999) Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 1.790%, 11/6/2008	4,300,000
5,800,000		Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 1.550%, 11/5/2008	5,800,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 1.550%, 11/5/2008	2,300,000
6,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 1.600%, 11/6/2008	6,500,000
20,500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A - Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 1.350%, 11/3/2008	20,500,000
6,775,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-3) Daily VRDNs (Essential Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.350%, 11/3/2008	6,775,000
4,000,000	3,4	Minnesota State HFA, (Series E-9) Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 1.820%, 11/6/2008	4,000,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 1.730%, 11/5/2008	1,600,000
1,935,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 1.770%, 11/6/2008	1,935,000
1,745,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 1.770%, 11/6/2008	1,745,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 1.730%, 11/6/2008	4,100,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 1.800%, 11/6/2008	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 1.870%, 11/7/2008	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 1.750%, 11/6/2008	5,085,000
16,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 1.55% CP (Mayo Foundation)/ (Morgan Stanley Bank LIQ), Mandatory Tender 11/7/2008	16,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/30/2009	10,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/7/2009	10,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	13,000,000
4,790,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 1.750%, 11/6/2008	4,790,000
28,500,000		Southern Minnesota Municipal Power Agency, 1.73% CP, Mandatory Tender 11/7/2008	28,500,000
17,220,000		St. Cloud, MN, (Series 2008B) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 1.730%, 11/6/2008	17,220,000
17,535,000		St. Cloud, MN, (Series 2008C) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 1.700%, 11/6/2008	17,535,000
4,775,000	3,4	St. Paul, MN Housing & Redevelopment Authority, ROCs (Series 569CE) Weekly VRDNs (Health East, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.810%, 11/6/2008	4,775,000
4,250,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2001) Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 1.790%, 11/6/2008	4,250,000
4,100,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 1.950%, 11/5/2008	4,100,000
2,165,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 4.000%, 11/5/2008	2,165,000
4,895,000		University of Minnesota, (Series C) Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs), 1.250%, 11/5/2008	4,895,000
		TOTAL	244,290,000
		Mississippi--0.5%
2,400,000		Mississippi Business Finance Corp., (Series 2002) Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 2.250%, 11/6/2008	2,400,000
31,725,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 2.250%, 11/7/2008	31,725,000
11,850,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/ (Regions Bank, Alabama LOC), 2.570%, 11/6/2008	11,850,000
7,765,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/ (Regions Bank, Alabama LOC), 2.370%, 11/6/2008	7,765,000
6,235,000	3,4	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	6,235,000
		TOTAL	59,975,000
		Missouri--1.2%
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 1.480%, 11/5/2008	11,650,000
20,350,000		Missouri State HEFA, (Series 2005C-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 1.450%, 11/3/2008	20,350,000
7,500,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 1.480%, 11/5/2008	7,500,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Citibank NA, New York LIQ), 2.000%, 11/5/2008	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 5.500%, 11/5/2008	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 5.500%, 11/5/2008	12,400,000
20,000,000		Missouri State HEFA, (SubSeries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Dexia Credit Local LIQ), 5.500%, 11/5/2008	20,000,000
7,400,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 1.800%, 11/5/2008	7,400,000
10,445,000	3,4	St. Louis, MO, (PT-3584) Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.880%, 11/6/2008	10,445,000
		TOTAL	143,810,000
		Montana--0.1%
16,000,000		Richland County, MT, (Series 2006) Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 1.920%, 11/6/2008	16,000,000
		Multi State--0.5%
49,213,679	3,4	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.020%, 11/6/2008	49,213,679
13,155,000	3,4	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 1.870%, 11/6/2008	13,155,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 2.400%, 11/7/2008	3,485,000
		TOTAL	65,853,679
		Nevada--1.0%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	26,700,000
14,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 1.800%, 11/6/2008	14,350,000
49,455,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 2.000%, 11/3/2008	49,455,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 1.850%, 11/6/2008	21,400,000
		TOTAL	118,405,000
		New Jersey--2.3%
21,000,000	3,4	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2007-20) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	21,000,000
10,985,000		East Brunswick Township, NJ, 2.00% BANs, 2/19/2009	10,996,687
9,755,000		East Rutherford Borough, NJ, 3.60% BANs, 11/14/2008	9,755,737
11,053,682		Holmdel Township, NJ, 3.25% BANs, 1/9/2009	11,062,797
10,000,000		Monroe Township (Middlesex County), NJ, 2.25% BANs, 2/12/2009	10,012,415
10,900,000	3,4	New Jersey State Transportation Trust Fund Authority, (PT-3535) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.860%, 11/6/2008	10,900,000
108,600,000	3,4	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.320%, 11/6/2008	108,600,000
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,659,649
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,019,536
13,010,000	3,4	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 1.800%, 11/6/2008	13,010,000
35,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	35,183,902
		TOTAL	282,200,723
		New York--3.6%
3,875,000		Islip, NY Union Free School District, 2.50% TANs, 6/26/2009	3,894,850
3,000,000		Long Island Power Authority, NY, (Series 1B) Daily VRDNs (State Street Bank and Trust Co. LOC), 1.150%, 11/3/2008	3,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	10,000,000
25,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D) Weekly VRDNs (Dexia Credit Local LIQ), 5.900%, 11/5/2008	25,000,000
20,500,000		New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 1.450%, 11/5/2008	20,500,000
10,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 1.600%, 11/5/2008	10,000,000
4,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 2.150%, 11/3/2008	4,000,000
64,900,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 3.750%, 11/3/2008	64,900,000
4,400,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 2.700%, 11/3/2008	4,400,000
350,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.950%, 11/5/2008	350,000
9,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 SubSeries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 1.150%, 11/3/2008	9,000,000
2,000,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 1.350%, 11/3/2008	2,000,000
35,120,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 1.740%, 11/3/2008	35,120,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 2.150%, 11/3/2008	1,695,000
70,000,000		New York City, NY, (Fiscal 2008 SubSeries L-5) Daily VRDNs (Dexia Credit Local LIQ), 1.200%, 11/3/2008	70,000,000
28,000,000	3,4	New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 1.820%, 11/6/2008	28,000,000
8,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 1.400%, 11/5/2008	8,000,000
20,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 1.390%, 11/5/2008	20,000,000
40,000,000		New York State Dormitory Authority, Mental Health Services (2003 SubSeries F-2C) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	40,000,000
15,700,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 1.750%, 11/5/2008	15,700,000
10,000,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	10,000,000
14,400,000		New York State Urban Development Corp., (SubSeries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.700%, 11/6/2008	14,400,000
14,000,000		Oswego, NY City School District, 2.50% BANs, 8/14/2009	14,069,960
8,700,000		Tonawanda Town, NY, 2.50% BANs, 9/9/2009	8,754,809
15,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.400%, 11/5/2008	15,000,000
		TOTAL	447,784,619
		North Carolina--1.8%
20,300,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007D) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 11/6/2008	20,300,000
49,525,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007F) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 3.250%, 11/6/2008	49,525,000
30,050,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 5.450%, 11/6/2008	30,050,000
26,935,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 3.250%, 11/6/2008	26,935,000
7,270,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.250%, 11/6/2008	7,270,000
17,595,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 1.620%, 11/5/2008	17,595,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,000,000
4,905,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	4,905,000
33,475,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	33,475,000
5,100,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	5,100,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 1.750%, 11/6/2008	12,320,000
5,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	5,084,373
		TOTAL	217,559,373
		Ohio --7.0%
3,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 2.050%, 11/6/2008	3,175,000
9,995,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.320%, 11/6/2008	9,995,000
26,050,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 1.830%, 11/7/2008	26,050,000
8,000,000		Butler County, OH, 2.25% BANs, 8/6/2009	8,029,938
2,000,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.750%, 11/6/2008	2,000,000
128,290,000		Cleveland, OH Waterworks, (Series 2004-M) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.500%, 11/6/2008	128,290,000
12,150,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 2.850%, 11/6/2008	12,150,000
3,980,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 1.800%, 11/6/2008	3,980,000
145,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 2.600%, 11/6/2008	145,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/ (Key Bank, N.A. LOC), 3.150%, 11/6/2008	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/ (Key Bank, N.A. LOC), 2.650%, 11/6/2008	3,900,000
5,115,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 2.570%, 11/6/2008	5,115,000
21,830,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	21,830,000
6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.820%, 11/6/2008	6,000,000
2,425,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 11/6/2008	2,425,000
2,795,000		Franklin County, OH Health Care Facilities, (Series 1999 A) Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 1.840%, 11/6/2008	2,795,000
7,145,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	7,145,000
5,665,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 4.950%, 11/6/2008	5,665,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 1.740%, 11/6/2008	14,705,000
8,520,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 1.870%, 11/6/2008	8,520,000
20,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 11/6/2008	20,000,000
26,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 11/6/2008	26,050,000
25,000,000	3,4	Franklin County, OH, Term Tender Custodial Receipts (Series 2008L), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	25,002,519
23,150,000	3,4	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	23,152,051
5,505,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 1.750%, 11/6/2008	5,505,000
4,615,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	4,615,000
28,245,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 1.800%, 11/6/2008	28,245,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 1.900%, 11/6/2008	20,500,000
12,468,000		Hamilton, OH, 2.00% BANs, 9/10/2009	12,468,000
9,500,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 2.650%, 11/6/2008	9,500,000
3,800,000		Hilliard, OH, (Series 2008), 2.25% BANs, 8/27/2009	3,815,295
9,050,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 2.650%, 11/6/2008	9,050,000
15,555,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	15,555,000
32,000,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 1.750%, 11/6/2008	32,000,000
75,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 2.600%, 11/6/2008	75,000
4,040,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.110%, 11/6/2008	4,040,000
4,400,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.110%, 11/6/2008	4,400,000
7,000,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 1.950%, 11/5/2008	7,000,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 1.920%, 11/6/2008	7,400,000
10,535,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.800%, 11/6/2008	10,535,000
8,315,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	8,315,000
19,036,771		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	19,203,723
50,000		Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 5.100%, 11/6/2008	50,000
2,245,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 11/5/2008	2,245,000
33,895,000	3,4	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 1.610%, 11/6/2008	33,895,000
49,700,000	3,4	Montgomery County, OH Hospital Authority, (MT-567) Daily VRDNs (GTD by Kettering Medical Center)/(BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 11/3/2008	49,700,000
15,000,000	3,4	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	15,001,538
14,850,000	3,4	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	14,851,598
10,800,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 3.300%, 11/6/2008	10,800,000
46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.450%, 11/5/2008	46,500,000
4,800,000		Ohio State Higher Educational Facilities Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 4.450%, 11/6/2008	4,800,000
10,700,000		Ohio State Higher Educational Facilities, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 11/6/2008	10,700,000
18,000,000		Ohio State Higher Educational Facilities, (Series B-3) Daily VRDNs (Cleveland Clinic), 1.100%, 11/3/2008	18,000,000
895,000		Ohio State Higher Educational Facilities, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 8.850%, 11/6/2008	895,000
6,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 1.750%, 11/5/2008	6,650,000
6,030,000		Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.570%, 11/6/2008	6,030,000
720,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 1.700%, 11/5/2008	720,000
15,020,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 2.820%, 11/6/2008	15,020,000
5,070,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.570%, 11/6/2008	5,070,000
1,780,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC), 2.130%, 11/6/2008	1,780,000
5,060,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	5,060,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 2.000%, 11/6/2008	5,000,000
9,205,000		University of Cincinnati, OH, (Series E), 2.75% BANs, 7/21/2009	9,271,852
3,230,000		Village of Holland, OH, (Series 2001) Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 6.000%, 11/6/2008	3,230,000
660,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995) Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 1.770%, 11/6/2008	660,000
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 1.770%, 11/6/2008	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	20,000,000
6,325,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 1.900%, 11/6/2008	6,325,000
		TOTAL	869,796,514
		Oklahoma--0.1%
1,400,000		Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 1.920%, 11/6/2008	1,400,000
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 1.850%, 11/6/2008	7,575,000
6,500,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 1.550%, 11/6/2008	6,500,000
		TOTAL	15,475,000
		Oregon--0.6%
70,000,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	70,590,450
7,825,000		Oregon State, Veterans' Welfare Bonds (Series 85) Daily VRDNs (Dexia Credit Local LIQ), 1.900%, 11/3/2008	7,825,000
		TOTAL	78,415,450
		Pennsylvania --8.1%
5,780,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	5,780,000
55,995,000	3,4	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 5.160%, 11/3/2008	55,995,000
9,810,000	3,4	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 11/6/2008	9,810,000
2,430,000		Allegheny County, PA IDA, (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 1.880%, 11/6/2008	2,430,000
3,200,000		Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 1.000%, 11/3/2008	3,200,000
1,500,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Royal Bank of Scotland PLC, Edinburgh LOC), 1.950%, 11/5/2008	1,500,000
91,635,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Wachovia Bank N.A. LOC), 2.350%, 11/5/2008	91,635,000
11,500,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Key Bank, N.A. LOC), 2.450%, 11/5/2008	11,500,000
6,100,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 1.700%, 11/6/2008	6,100,000
3,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	3,000,000
5,885,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	5,885,000
3,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/ (Citizens Bank of Pennsylvania LOC), 1.700%, 11/6/2008	3,000,000
8,200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/ (PNC Bank, N.A. LOC), 1.680%, 11/6/2008	8,200,000
2,500,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 1.650%, 11/6/2008	2,500,000
3,700,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	3,700,000
2,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 4.250%, 11/6/2008	2,805,000
2,630,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.780%, 11/7/2008	2,630,000
4,500,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.730%, 11/6/2008	4,500,000
13,295,000	3,4	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	13,295,000
8,255,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.389%, 11/6/2008	8,255,000
9,100,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 5.000%, 11/6/2008	9,100,000
6,000,000		Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/5/2008	6,000,000
2,375,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.050%, 11/5/2008	2,375,000
1,055,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 2.310%, 11/6/2008	1,055,000
17,575,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.750%, 11/6/2008	17,575,000
79,790,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 1.250%, 11/3/2008	79,790,000
8,220,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 1.680%, 11/6/2008	8,220,000
6,100,000		Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 3.850%, 11/5/2008	6,100,000
6,000,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.450%, 11/6/2008	6,000,000
2,300,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	2,300,000
1,200,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 1.900%, 11/5/2008	1,200,000
400,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	400,000
13,900,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 1.600%, 11/5/2008	13,900,000
7,575,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 1.600%, 11/5/2008	7,575,000
75,450,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.500%, 11/6/2008	75,450,000
30,000,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.500%, 11/6/2008	30,000,000
3,535,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.850%, 11/6/2008	3,535,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.850%, 11/6/2008	7,900,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 1.730%, 11/6/2008	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 2.000%, 11/5/2008	11,500,000
5,520,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.730%, 11/6/2008	5,520,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,000,000
10,000,000	3,4	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,000,679
10,720,000	3,4	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 4.000%, 11/6/2008	10,720,000
13,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	13,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.630%, 11/6/2008	4,750,000
2,900,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.480%, 11/6/2008	2,900,000
23,380,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 1.680%, 11/6/2008	23,380,000
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/3/2008	5,000,000
3,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/3/2008	3,110,000
2,430,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.850%, 11/6/2008	2,430,000
3,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/3/2008	3,400,000
19,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.900%, 11/3/2008	19,100,000
22,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.900%, 11/3/2008	22,000,000
15,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	15,000,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	3,500,000
35,000,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	35,000,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	29,900,000
45,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	45,500,000
40,450,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 7.000%, 11/5/2008	40,450,000
107,995,000		Pittsburgh, PA Water & Sewer Authority, (Series B of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.500%, 11/6/2008	107,995,000
27,800,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 2.000%, 11/5/2008	27,800,000
2,500,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.820%, 11/7/2008	2,500,000
10,000,000		Southcentral PA, General Authority, (Series 2008) Weekly VRDNs (York County, PA)/(FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	10,000,000
4,000,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 2.230%, 11/6/2008	4,000,000
5,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	5,500,000
10,000,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	10,000,000
		TOTAL	1,010,150,679
		Rhode Island--0.6%
63,000,000		Rhode Island State, 3.50% TANs, 6/30/2009	63,535,797
10,120,000		Tiverton, RI, (Series 2), 2.75% BANs, 7/2/2009	10,162,886
		TOTAL	73,698,683
		South Carolina--1.7%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 1.800%, 11/6/2008	19,595,000
9,000,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	9,000,000
38,100,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	38,100,000
4,700,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 1.550%, 11/6/2008	4,700,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 5.500%, 11/6/2008	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 1.850%, 11/6/2008	8,410,000
4,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/ (Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	4,300,000
13,000,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 2.000%, 11/5/2008	13,000,000
16,460,000		South Carolina Jobs-EDA, (Series 2008B) Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 2.000%, 11/5/2008	16,460,000
4,900,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 1.800%, 11/5/2008	4,900,000
17,685,000	3,4	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	17,692,256
13,470,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1) Weekly VRDNs (Bank of America N.A. LOC), 1.600%, 11/5/2008	13,470,000
20,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.350%, 11/5/2008	20,000,000
35,250,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.750%, 11/5/2008	35,250,000
		TOTAL	213,987,256
		Tennessee--2.7%
40,255,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 2.170%, 11/6/2008	40,255,000
7,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-1-A) Daily VRDNs (SunTrust Bank LOC), 1.200%, 11/3/2008	7,000,000
11,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-2-A) Daily VRDNs (Johnson City, TN)/(SunTrust Bank LOC), 1.200%, 11/3/2008	11,000,000
20,615,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.950%, 11/3/2008	20,615,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.950%, 11/3/2008	10,100,000
6,100,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 2.930%, 11/6/2008	6,100,000
315,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 2.400%, 11/6/2008	315,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 1.850%, 11/5/2008	4,100,000
11,340,000	3,4	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.570%, 11/6/2008	11,340,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,150,000
30,935,000		Jackson, TN Energy Authority, (Series 2002) Weekly VRDNs (Jackson, TN Wastewater System)/(FSA INS)/(SunTrust Bank LIQ), 1.500%, 11/6/2008	30,935,000
18,795,000		Jackson, TN Energy Authority, (Series 2002) Weekly VRDNs (Jackson, TN Water System)/ (FSA INS)/(SunTrust Bank LIQ), 2.200%, 11/5/2008	18,795,000
7,890,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 2.370%, 11/6/2008	7,890,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 1.850%, 11/5/2008	8,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 1.860%, 11/6/2008	8,450,000
11,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (Lipscomb University)/(SunTrust Bank LOC), 1.850%, 11/5/2008	11,000,000
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 1.850%, 11/5/2008	6,400,000
1,190,000		Sevier County, TN Public Building Authority, (Series IV-A-2) Daily VRDNs (Sevier County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 11/3/2008	1,190,000
1,000,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 11/3/2008	1,000,000
2,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 11/3/2008	2,000,000
22,800,000		Sevier County, TN Public Building Authority, (Series IV-C-1) Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 11/3/2008	22,800,000
4,100,000		Sevier County, TN Public Building Authority, (Series IV-C-3) Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 11/3/2008	4,100,000
6,800,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-4) Daily VRDNs (Sevier County, TN)/(KBC Bank N.V. LOC), 0.950%, 11/3/2008	6,800,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(LaSalle Bank, N.A. LOC), 1.820%, 11/6/2008	7,225,000
13,200,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008) Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 2.370%, 11/6/2008	13,200,000
34,995,000	3,4	Tennessee Energy Acquisition Corp. Gas Project 2006A, (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.390%, 11/6/2008	34,995,000
22,300,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 1.680%, 11/6/2008	22,300,000
		TOTAL	338,355,000
		Texas --12.7%
16,745,000	3,4	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2004-5) Weekly VRDNs (Lake Travis, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 1.820%, 11/6/2008	16,745,000
6,415,000	3,4	Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.900%, 11/6/2008	6,415,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 1.890%, 11/6/2008	3,500,000
10,000,000		Board of Regents of The University of Texas, (Series A), 1.65% CP, Mandatory Tender 11/7/2008	10,000,000
61,540,000	3,4	Brazos County, TX HFDC, (Series MT-483) Daily VRDNs (Franciscan Services Corporation)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 5.140%, 11/3/2008	61,540,000
24,000,000	3,4	Brownsville, TX ISD, MERLOTS (Series 2007-D79) Weekly VRDNs (GTD by Texas PSFG Program)/(Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	24,000,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	13,000,000
24,150,000	3,4	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2007-36) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 1.850%, 11/6/2008	24,150,000
8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 2.070%, 11/6/2008	8,650,000
41,500,000		Dallas, TX ISD, (Series 2008), 3.00% TANs, 2/13/2009	41,621,823
4,465,000	3,4	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.970%, 11/6/2008	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/ (JPMorgan Chase Bank, N.A. LOC), 1.870%, 11/6/2008	11,500,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	400,000
11,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Weekly VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Allied Irish Banks PLC LOC), 1.750%, 11/5/2008	11,000,000
8,950,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/ (Allied Irish Banks PLC LOC), 1.870%, 11/6/2008	8,950,000
6,800,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 1.950%, 11/6/2008	6,800,000
11,500,000		Harris County, TX HFDC, (Series 2005 A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.250%, 11/3/2008	11,500,000
17,000,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.250%, 11/3/2008	17,000,000
25,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/ (Bank of America N.A., JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 3.800%, 11/6/2008	25,000,000
4,800,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 1.200%, 11/3/2008	4,800,000
22,200,000		Harris County, TX HFDC, (SubSeries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.250%, 11/3/2008	22,200,000
10,000,000		Harris County, TX HFDC, (SubSeries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.250%, 11/3/2008	10,000,000
12,000,000	3,4	Houston, TX Airport System, MERLOTS (Series 2000-A25) Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 1.900%, 11/5/2008	12,000,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	6,200,000
57,200,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1) Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 3.500%, 11/6/2008	57,200,000
10,015,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 2.070%, 11/6/2008	10,015,000
4,795,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 8.000%, 11/1/2008	4,795,000
7,905,000	3,4	Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	7,905,000
8,950,000	3,4	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 1.770%, 11/6/2008	8,950,000
5,000,000		Kendall County, TX Health Facilities Development Corp., (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	5,000,000
5,130,000	3,4	Lamar, TX Consolidated ISD, ROCs (Series 10276) Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup, Inc. LIQ), 1.850%, 11/6/2008	5,130,000
18,965,000	3,4	Longview, TX ISD, (STAGE Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 1.850%, 11/6/2008	18,965,000
8,560,000	3,4	McKinney, TX ISD, (PT-1180) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.380%, 11/6/2008	8,560,000
1,620,000	3,4	North East, TX ISD, (PT-3958) Weekly VRDNs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), 2.280%, 11/6/2008	1,620,000
14,580,000	3,4	North Texas Municipal Water District, (ROCs 6074) Weekly VRDNs (Citigroup, Inc. LIQ), 2.020%, 11/6/2008	14,580,000
18,570,000	3,4	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Deutsche Bank AG LIQ)/(Dexia Credit Local LOC), 1.600%, 11/6/2008	18,570,000
6,000,000		Northside, TX ISD, (Series A), 2.00% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2009	6,000,000
5,400,000	3,4	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A12) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.450%, 11/5/2008	5,400,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 2.050%, 11/5/2008	28,000,000
5,850,000	3,4	San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	5,850,000
88,995,000	3,4	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	88,995,000
7,935,000	3,4	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.380%, 11/6/2008	7,935,000
6,530,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 11/3/2008	6,530,000
3,855,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008D) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/3/2008	3,855,000
4,525,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008E) Weekly VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 1.650%, 11/5/2008	4,525,000
10,775,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 1.550%, 11/5/2008	10,775,000
5,350,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008G) Daily VRDNs (Texas Health Resources System)/(Bank of America N.A. LIQ), 1.200%, 11/3/2008	5,350,000
93,750,000	3,4	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (KBC Bank N.V. LIQ), 2.040%, 11/6/2008	93,750,000
79,500,000	3,4	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 11/6/2008	79,500,000
104,500,000	3,4	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 11/6/2008	104,500,000
36,000,000	3,4	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.920%, 11/6/2008	36,000,000
160,405,000	3,4	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 1.920%, 11/6/2008	160,405,000
26,265,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 2.050%, 11/5/2008	26,265,000
18,340,000	3,4	Texas State Transportation Commission, (PT-4611) Weekly VRDNs (KBC Bank N.V. LIQ), 1.980%, 11/6/2008	18,340,000
8,685,000	3,4	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 1.850%, 11/6/2008	8,685,000
4,250,000	3,4	Texas State Transportation Commission, PUTTERs (Series 2492) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 1.830%, 11/6/2008	4,250,000
300,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	303,348,493
7,285,000	3,4	Texas State, PUTTERs (Series 2816) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	7,285,000
10,500,000	3,4	Texas Water Development Board, (Series 2008-C51), 2.00% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/15/2009	10,500,000
33,000,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 1.800%, 11/6/2008	33,000,000
		TOTAL	1,581,770,316
		Utah--1.2%
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 1.800%, 11/5/2008	22,350,000
15,500,000		Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 1.250%, 11/3/2008	15,500,000
24,200,000		Murray City, Utah Hospital Revenue, (Series 2005C) Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 1.760%, 11/6/2008	24,200,000
47,500,000	3,4	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	47,500,000
11,940,000	3,4	Utah State Board of Regents, (PT-4321) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.880%, 11/6/2008	11,940,000
7,425,000	3,4	Utah State Transit Authority, (PT-4320) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.880%, 11/6/2008	7,425,000
9,195,000	3,4	Utah State Transit Authority, PUTTERs (Series 2833) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 1.970%, 11/6/2008	9,195,000
10,900,000		Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/(GTD by WestLB AG LIQ), 1.250%, 11/3/2008	10,900,000
		TOTAL	149,010,000
		Virginia--2.7%
21,910,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 1.850%, 11/6/2008	21,910,000
1,000,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.600%, 11/6/2008	1,000,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	15,040,000
4,300,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 11/6/2008	4,300,000
8,755,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	8,755,000
6,500,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 1.720%, 11/5/2008	6,500,000
4,900,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 1.800%, 11/5/2008	4,900,000
6,900,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/ (U.S. Bank, N.A. LOC), 1.420%, 11/5/2008	6,900,000
4,375,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.900%, 11/5/2008	4,375,000
8,700,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 1.800%, 11/6/2008	8,700,000
7,500,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 1.800%, 11/5/2008	7,500,000
5,575,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/ (SunTrust Bank LIQ), 1.850%, 11/5/2008	5,575,000
6,500,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 1.800%, 11/5/2008	6,500,000
4,800,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 1.440%, 11/5/2008	4,800,000
12,700,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 2.000%, 11/5/2008	12,700,000
26,020,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.900%, 11/3/2008	26,020,000
23,290,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.250%, 11/3/2008	23,290,000
46,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.250%, 11/3/2008	46,000,000
59,575,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.250%, 11/3/2008	59,575,000
11,000,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	11,000,000
30,000,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	30,000,000
5,500,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,500,000
3,700,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 1.850%, 11/5/2008	3,700,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.850%, 11/5/2008	5,270,000
3,140,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 1.850%, 11/6/2008	3,140,000
		TOTAL	332,950,000
		Washington--1.5%
8,680,000	3,4	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2002-36) Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(Bank of America N.A. LIQ), 3.320%, 11/6/2008	8,680,000
14,555,000		Central Puget Sound, WA Regional Transit Authority, (Series 2007A), 5.00% Bonds, 11/1/2008	14,555,000
27,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	27,450,000
12,580,000	3,4	King County, WA Sewer System, ROCs (Series 10279) Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.570%, 11/6/2008	12,580,000
3,405,000	3,4	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/ (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.600%, 11/6/2008	3,405,000
20,580,000	3,4	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.900%, 11/5/2008	20,580,000
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	10,106,900
5,785,000	3,4	Snohomish County, WA Public Utility District, ROCs (Series 6055) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.340%, 11/6/2008	5,785,000
21,000,000		Washington State Health Care Facilities Authority, (Series 2008A) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.000%, 11/5/2008	21,000,000
21,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.800%, 11/5/2008	21,000,000
5,400,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 1.350%, 11/6/2008	5,400,000
17,700,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.500%, 11/6/2008	17,700,000
6,225,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	6,225,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/ (Key Bank, N.A. LOC), 2.650%, 11/6/2008	16,000,000
		TOTAL	190,466,900
		West Virginia--0.3%
27,245,000		Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 2.340%, 11/6/2008	27,245,000
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 1.600%, 11/6/2008	10,000,000
		TOTAL	37,245,000
		Wisconsin--3.2%
15,000,000		Appleton, WI Redevelopment Authority, (Series 2001B) Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 4.800%, 11/5/2008	15,000,000
22,000,000	3,4	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2004-4) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 1.920%, 11/6/2008	22,000,000
3,400,000		Glendale River Hills School District, WI, 2.50% TRANs, 8/19/2009	3,414,605
18,000,000		Oak Creek, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 1.800%, 11/6/2008	18,000,000
9,100,000		Pleasant Prairie, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 1.800%, 11/5/2008	9,100,000
38,000,000		Racine County, WI School District, 2.25% TRANs, 7/10/2009	38,141,667
3,800,000		Racine, WI, 2.50% BANs, 12/15/2008	3,803,378
7,000,000	3,4	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	7,000,000
13,800,000		Wisconsin Health & Educational Facilities Authority, (Series 2008), 1.68% TOBs (Luther Hospital)/(GTD by Mayo Foundation), Mandatory Tender 4/15/2009	13,800,000
13,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.230%, 11/6/2008	13,165,000
22,350,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.200%, 11/3/2008	22,350,000
21,000,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC), 1.480%, 11/3/2008	21,000,000
495,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.870%, 11/6/2008	495,000
6,360,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.950%, 11/5/2008	6,360,000
17,675,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/ (Marshall & Ilsley Bank, Milwaukee LOC), 2.500%, 11/6/2008	17,675,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.500%, 11/6/2008	49,500,000
25,650,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/ (FSA INS)/(Harris, N.A. LIQ), 2.000%, 11/6/2008	25,650,000
26,500,000		Wisconsin State HEFA, (Series 2008A) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.200%, 11/3/2008	26,500,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc)/ (KBC Bank N.V. LOC), 1.850%, 11/6/2008	3,770,000
33,250,000		Wisconsin State HEFA, (Series 2008B) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.200%, 11/3/2008	33,250,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc)/ (U.S. Bank, N.A. LOC), 1.850%, 11/6/2008	6,490,000
37,600,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 11/6/2008	37,600,000
		TOTAL	394,064,650
		Wyoming--0.1%
9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 2.500%, 11/6/2008	9,000,000
		TOTAL MUNICIPAL INVESTMENTS --101.0%5 (AT AMORTIZED COST)	12,515,211,652
		OTHER ASSETS AND LIABILITIES –NET –(1.0)%6	(87,928,317)
		TOTAL NET ASSETS –100%	$12,427,283,335
At October 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier Securities. The Fund follows applicable regulations in determining whether a security rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security or Second Tier security.
At October 31, 2008, the portfolio securities were rated as follows:
Tier Rating Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $2,478,514,349, which represented 19.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $2,478,514,349, which represented 19.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	$12,515,211,652
Level 3 – Significant Unobservable Inputs	$0
Total	$12,515,211,652

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Treasury Obligations Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--74.2%
$2,093,000,000		Interest in $2,460,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,460,030,750 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,509,231,427.	$2,093,000,000
1,695,000,000	1	Interest in $1,875,000,000 joint repurchase agreement 0.80%, dated 10/9/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,876,333,333 on 11/10/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,913,562,571.	1,695,000,000
2,212,726,000		Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	2,212,726,000
860,000,000	1	Interest in $960,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $960,826,667 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $979,934,414.	860,000,000
342,000,000	1	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 8/6/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,967,778 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2011 and the market value of those underlying securities was $394,619,928.	342,000,000
90,000,000	1	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $101,044,167 on 2/9/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $102,476,133.	90,000,000
100,000,000		Repurchase agreement 0.20%, dated 10/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,001,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $102,011,991.	100,000,000
700,000,000		Repurchase agreement 0.15%, dated 10/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $700,008,750 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $714,009,012.	700,000,000
1,058,000,000		Interest in $1,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,425,017,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2016 and the market value of those underlying securities was $1,453,506,892.	1,058,000,000
271,000,000	1	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 3/31/2009 and the market value of that underlying security was $301,089,028.	271,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.03%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $100,000,250 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 3/19/2009 and the market value of that underlying security was $102,000,257.	96,000,000
3,633,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,043,333 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $4,080,044,221.	3,633,000,000
700,000,000		Repurchase agreement 0.20%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $700,011,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2017 and the market value of those underlying securities was $714,012,008.	700,000,000
900,000,000	1	Interest in $1,000,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,833,333 on 11/6/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,765,110.	900,000,000
860,000,000	1	Interest in $960,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $960,800,000 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $979,907,243.	860,000,000
500,000,000		Repurchase agreement 0.13%, dated 10/31/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $500,005,417 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2018 and the market value of those underlying securities was $510,003,525.	500,000,000
800,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,012,500 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $1,020,001,037.	800,000,000
1,058,000,000		Interest in $1,425,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which JP Morgan Securities, Inc. will repurchase securities provided as collateral for $1,425,015,438 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $1,453,502,451.	1,058,000,000
500,000,000		Repurchase agreement 0.20%, dated 10/31/2008 under which JP Morgan Securities, Inc. will repurchase securities provided as collateral for $500,008,333 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2014 and the market value of those underlying securities was $510,002,863.	500,000,000
300,000,000		Repurchase agreement 0.15%, dated 10/31/2008 under which Mizuho Securities USA, Inc. will repurchase a security provided as collateral for $300,003,750 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/8/2009 and the market value of that underlying security was $306,003,883.	300,000,000
900,000,000		Repurchase agreement 0.15%, dated 10/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $900,011,250 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $918,011,519.	900,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.03%, dated 10/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,250 on 11/3/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/15/2019 and the market value of that underlying security was $102,002,023.	96,000,000
1,633,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,021,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $2,040,002,604.	1,633,000,000
2,000,000,000		Repurchase agreement 0.20%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,033,333 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2015 and the market value of those underlying securities was $2,040,001,570.	2,000,000,000
221,000,000	1	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $246,014,694 on 12/31/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/15/2019 and the market value of that underlying security was $248,883,097.	221,000,000
		TOTAL REPURCHASE AGREEMENTS	23,618,726,000
		U.S. TREASURY--25.8%
3,557,000,000	2	United States Treasury Bills, 0.320% - 1.945%, 1/15/2009	3,550,486,692
642,500,000	2	United States Treasury Bills, 0.770% - 2.170%, 12/11/2008	641,279,889
1,275,000,000	2	United States Treasury Bills, 1.100%, 4/16/2009	1,268,532,906
653,000,000	2	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	645,636,847
895,000,000	2	United States Treasury Bills, 1.885% - 1.920%, 2/26/2009	889,475,894
225,000,000	2	United States Treasury Bills, 2.295%, 7/2/2009	221,514,469
212,500,000		United States Treasury Notes, 4.000%, 8/31/2009	216,867,981
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	315,184,600
224,000,000		United States Treasury Notes, 4.875%, 1/31/2009	225,722,989
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	92,733,580
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	139,590,641
		TOTAL U.S. TREASURY	8,207,026,488
		TOTAL INVESTMENTS -- 100.0% (AT AMORTIZED COST)3	31,825,752,488
		OTHER ASSETS AND LIABILITIES – NET – (0.0)%4	7,040,063
		TOTAL NET ASSETS – 100%	$31,832,792,551

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at the time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 0
Level 2 – Other Significant Observable Inputs	31,825,752,488
Level 3 – Significant Unobservable Inputs	0
Total	$ 31,825,752,488

Trust For U.S. Treasury Obligations

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--70.8%
$46,000,000		Interest in $2,460,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,460,030,750 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,509,231,427.	$46,000,000
20,000,000	1	Interest in $1,875,000,000 joint repurchase agreement 0.80%, dated 10/9/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,876,333,333 on 11/10/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,913,562,571.	20,000,000
23,149,000		Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	23,149,000
12,000,000	1	Interest in $960,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $960,826,667 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $979,934,414.	12,000,000
7,000,000	1	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 8/6/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $394,796,111 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2011 and the market value of those underlying securities was $394,619,928.	7,000,000
2,000,000	1	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $101,044,167 on 2/9/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $102,476,133.	2,000,000
46,000,000		Interest in $1,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,425,017,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2016 and the market value of those underlying securities was $1,453,506,892.	46,000,000
4,000,000	1	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 3/31/2009 and the market value of that underlying security was $301,089,028.	4,000,000
46,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,043,333 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $4,080,044,221.	46,000,000
12,000,000	1	Interest in $1,000,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,833,333 on 11/6/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,765,110.	12,000,000
12,000,000	1	Interest in $960,000,000 joint repurchase agreement 1.00%, dated 10/7/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $960,800,000 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $979,907,243.	12,000,000
46,000,000		Interest in $1,425,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,425,015,438 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $1,453,502,451.	46,000,000
46,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,021,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $2,040,002,604.	46,000,000
4,000,000	1	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $246,014,694 on 12/31/2008. The security provided as collateral at the end of the period was a U.S. Treasury securities maturing on 8/15/2019 and the market value of that underlying security was $248,883,097.	4,000,000
		TOTAL REPURCHASE AGREEMENTS	326,149,000
		U.S. TREASURY--29.2%
64,000,000	2	United States Treasury Bills, 0.800% - 1.900%, 1/15/2009	63,858,125
27,000,000	2	United States Treasury Bills, 1.100%, 4/16/2009	26,863,050
12,000,000	2	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	11,870,552
10,500,000	2	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	10,475,267
4,000,000	2	United States Treasury Bills, 2.295%, 7/2/2009	3,938,035
4,500,000		United States Treasury Notes, 4.000%, 8/31/2009	4,592,498
6,000,000		United States Treasury Notes, 4.500%, 3/31/2009	6,065,021
3,500,000		United States Treasury Notes, 4.875%, 1/31/2009	3,526,922
1,250,000		United States Treasury Notes, 4.875%, 5/15/2009	1,266,852
2,000,000		United States Treasury Notes, 4.875%, 5/31/2009	2,030,409
		TOTAL U.S. TREASURY	134,486,731
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)3	460,635,731
		OTHER ASSETS AND LIABILITIES – NET—0.0%4	218,436
		TOTAL NET ASSETS—100%	$460,854,167

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	460,635,731
Level 3 – Significant Unobservable Inputs	---
Total	$ 460,635,731

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008